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Northern Funds

-    -    - MONEY MARKET FUND  -    -    -  U.S. GOVERNMENT MONEY MARKET FUND
-    -    -  U.S. GOVERNMENT SELECT MONEY MARKET FUND  -    -    -  MUNICIPAL
MONEY MARKET FUND  -    -    -  CALIFORNIA MUNICIPAL MONEY MARKET FUND

                               SEMI-ANNUAL REPORT

September 30, 1998

-----------------
TABLE OF CONTENTS


                                                              PAGE
Abbreviations and Other Information.............................1

Money Market Funds
   Statements of Assets and Liabilities.........................2
   Statements of Operations.................................... 3
   Statements of Changes in Net Assets......................... 4
   Financial Highlights.........................................6
   Schedules of Investments
      Money Market Fund........................................10
      U.S. Government Money Market Fund........................14
      U.S. Government Select Money Market Fund.................15
      Municipal Money Market Fund..............................16
      California Municipal Money Market Fund...................28

Notes to the Financial Statements..............................31

                                               NORTHERN FUNDS Semi-Annual Report

------------------
ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

EXPLANATION OF ABBREVIATIONS
USED THROUGHOUT THE
SCHEDULES OF INVESTMENTS

ADP       Automated Data Processing

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Note

BTP       Banker's Trust Partnership

COLLD.    Collateralized

COP       Certificate of Participation
CP        Commercial Paper

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing
          Authority

FHLB      Federal Home Loan Bank

FMC       Fidelity Mortgage Corp.

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

G.O.      General Obligation

GNMA      Government National
          Mortgage Association

GTD.      Guaranteed

HDA       Housing Development Authority

HFA       Housing Finance Authority

HFC       Housing Finance Committee

IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MTN       Medium Term Note

P-FLOATS  Puttable Floating Rate Security

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Note

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

SOC GEN   Societe Generale

TOB       Tender Option Bond

TOCR      Tender Option Custodial Receipt

TRAN      Tax and Revenue
          Anticipation Note

VRDN      Variable Rate Demand Note



                               -----------------
                                NOT FDIC-INSURED
                               -----------------

                                 May lose value
                               No bank guarantee
                               -----------------


Northern Funds(R) are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by an independent third party, Sunstone Distribution Services, LLC, and sold by The Northern Trust Company and its bank affiliates.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUNDS

                                                                                          U.S.
                                                                          U.S.          GOV'T.                      CALIFORNIA
                                                                         GOV'T.         SELECT       MUNICIPAL      MUNICIPAL
                                                          MONEY          MONEY          MONEY          MONEY          MONEY
                                                          MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA                FUND           FUND           FUND           FUND           FUND
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
ASSETS:
  Investments, at amortized cost                       $3,756,582       $328,743       $322,433     $1,964,240       $244,914
  Repurchase agreements, at cost which
     approximates market value                                  -        100,000              -              -              -
  Cash                                                          -              -              -              -             66
  Income receivable                                        19,587          1,432            919         12,741          1,837
  Receivable for fund shares sold                          58,717            436              -            843            173
  Receivable for securities sold                              100              -              -          6,055            970
  Receivable from Adviser                                      37              5              5             18              4
  Deferred organization costs,
     net of accumulated amortization                           14              5              5             16              4
  Prepaid and other assets                                     63             20             25             43              9
------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                     3,835,100        430,641        323,387      1,983,956        247,977
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Due to Custodian                                            276              -              -             34              -
  Dividends payable                                        15,568          1,872          1,313          5,111            611
  Payable for fund shares redeemed                              -              -             90         12,698          5,180
  Payable for securities purchased                              -              -              -          3,572          5,031
  Accrued investment advisory fees                            247             29             21            129             16
  Accrued administration fees                                 267             28             18            160             19
  Accrued transfer agent fees                                  62              7              5             32              4
  Accrued custody and accounting fees                           -              1              2              6              -
  Accrued registration fees and other liabilities             113             27             15             58             19
------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                   16,533          1,964          1,464         21,800         10,880
------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $3,818,567       $428,677       $321,923     $1,962,156       $237,097
==============================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock                                        $3,818,449       $428,646       $321,909     $1,961,833       $237,085
  Accumulated undistributed net investment income             101             27             14            180             13
  Accumulated undistributed net
     realized gains (losses)                                   17              4              -            143            (1)
------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $3,818,567       $428,677       $321,923     $1,962,156       $237,097
==============================================================================================================================

SHARES OUTSTANDING
     ($.0001 PAR VALUE, UNLIMITED AUTHORIZATION)        3,818,544        428,673        321,922      1,961,942        237,098

NET ASSET VALUE,
     REDEMPTION AND OFFERING PRICE PER SHARE                $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUNDS

                                                                                         U.S.
                                                                          U.S.          GOV'T.                      CALIFORNIA
                                                                         GOV'T.         SELECT       MUNICIPAL      MUNICIPAL
                                                          MONEY          MONEY          MONEY          MONEY          MONEY
                                                          MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS                                       FUND           FUND           FUND           FUND           FUND
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
INVESTMENT INCOME:
  Interest income                                         $97,626        $11,695         $8,803        $35,401         $4,370
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fees                                 10,318          1,246            953          5,736            757
  Administration fees                                       2,579            312            238          1,434            189
  Transfer agent fees                                       1,720            208            159            956            126
  Custody and accounting fees                                 355             64             48            213             44
  Registration fees                                           193             26             33             49              6
  Professional fees                                            40             12             11             26             10
  Trustees' fees and expenses                                  28              4              3             17              3
  Amortization of organization costs                           13              5              1             15              2
  Other                                                        92             30             11             59              8
------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                           15,338          1,907          1,457          8,505          1,145
     Less voluntary waivers of:
       Investment advisory fees                           (3,440)          (415)          (318)        (1,912)          (253)
       Administration fees                                (1,471)          (177)          (139)          (790)          (106)
     Less: Reimbursement of expenses by Adviser             (969)          (173)          (127)          (545)           (92)
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                           9,458          1,142            873          5,258            694
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      88,168         10,553          7,930         30,143          3,676
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON:
  Investments                                                  14              -              -            (3)              -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $88,182        $10,553         $7,930        $30,140         $3,676
==============================================================================================================================


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS

                                                                                                      U.S. GOVERNMENT
                                                                MONEY MARKET                            MONEY MARKET
                                                                    FUND                                    FUND
                                                     ----------------------------------      ----------------------------------
                                                       SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                                         ENDED               ENDED               ENDED               ENDED
                                                       SEPT. 30,            MAR. 31,           SEPT. 30,            MAR. 31,
                                                          1998                1998                1998                1998
AMOUNTS IN THOUSANDS                                  (UNAUDITED)                             (UNAUDITED)
--------------------------------------------         -------------       -------------       -------------       -------------
OPERATIONS:
  Net investment income                              $     88,168         $   123,232        $     10,553         $    17,384
  Net realized gains
     (losses) on investments                                   14                   3                   -                   4
------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations                           88,182             123,235              10,553              17,388
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                           5,622,208          11,527,035           1,167,146           1,747,441
  Shares from reinvestment
     of dividends                                          15,005              15,289               2,155               3,063
  Shares redeemed                                     (5,114,690)         (9,853,484)         (1,157,666)         (1,647,725)
------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Capital
       Share Transactions                                 522,523           1,688,840              11,635             102,779
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                             (88,168)           (123,232)            (10,553)            (17,384)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                              522,537           1,688,843              11,635             102,783
NET ASSETS:
  Beginning of period                                   3,296,030           1,607,187             417,042             314,259
------------------------------------------------------------------------------------------------------------------------------
  End of period                                        $3,818,567          $3,296,030            $428,677            $417,042
==============================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                      $101                $101                 $27                 $27
==============================================================================================================================


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS

                                                  U.S. GOVERNMENT                                               CALIFORNIA
                                                      SELECT                       MUNICIPAL                     MUNICIPAL
                                                     MONEY MARKET                MONEY MARKET                  MONEY MARKET
                                                       FUND                          FUND                          FUND
                                           ----------------------------  ----------------------------  ----------------------------
                                             SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                1998           1998           1998           1998           1998           1998
AMOUNTS IN THOUSANDS                        (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
-----------------------------------------  -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income                      $    7,930     $   11,165    $    30,143    $    48,537     $    3,676     $    6,740
  Net realized gains
     (losses) on investments                          -              1            (3)            255              -            (1)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations                  7,930         11,166         30,140         48,792          3,676          6,739
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                   523,025      1,006,456      4,143,102      7,708,423        728,302      1,249,341
  Shares from reinvestment
     of dividends                                 2,437          3,723          4,531          5,789            930          1,007
  Shares redeemed                             (509,964)      (871,883)    (3,999,817)    (7,320,165)      (716,978)    (1,226,493)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Capital
       Share Transactions                        15,498        138,296        147,816        394,047         12,254         23,855
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                    (7,930)       (11,165)       (30,143)       (48,537)        (3,676)        (6,740)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                     15,498        138,297        147,813        394,302         12,254         23,854
NET ASSETS:
  Beginning of period                           306,425        168,128      1,814,343      1,420,041        224,843        200,989
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $321,923       $306,425     $1,962,156     $1,814,343       $237,097       $224,843
===================================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                             $14            $14           $180           $180            $13            $13
===================================================================================================================================


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

---------------------
FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS


                                                                                     MONEY MARKET
                                                                                         FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                        SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                           1998           1998           1997           1996         1995<F1>
                                                       (UNAUDITED)
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.03           0.05           0.05           0.05           0.04
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.03)         (0.05)         (0.05)         (0.05)         (0.04)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            2.60%          5.31%          5.05%          5.57%          4.55%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period              $3,818,567     $3,296,030     $1,607,187     $1,061,813       $894,279
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%          0.49%          0.45%
     Expenses, before waivers and
       reimbursements                                       0.89%          0.90%          0.90%          0.91%          0.96%
     Net investment income, after
       waivers and reimbursements                           5.13%          5.19%          4.94%          5.42%          4.94%
     Net investment income, before
       waivers and reimbursements                           4.79%          4.84%          4.59%          5.00%          4.43%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report

---------------------
FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS


                                                                                   U.S. GOVERNMENT
                                                                                     MONEY MARKET
                                                                                         FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                        SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                           1998           1998           1997           1996         1995<F1>
                                                       (UNAUDITED)
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.03           0.05           0.05           0.05           0.04
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.03)         (0.05)         (0.05)         (0.05)         (0.04)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            2.57%          5.22%          4.93%          5.46%          4.47%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $428,677       $417,042       $314,259       $207,105       $227,543
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%          0.49%          0.45%
     Expenses, before waivers and
       reimbursements                                       0.92%          0.93%          0.96%          0.94%          1.01%
     Net investment income, after
       waivers and reimbursements                           5.08%          5.10%          4.82%          5.33%          4.93%
     Net investment income, before
       waivers and reimbursements                           4.71%          4.72%          4.41%          4.88%          4.37%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report

---------------------
FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                                   U.S. GOVERNMENT
                                                                                        SELECT
                                                                                     MONEY MARKET
                                                                                         FUND
                                                        ----------------------------------------------------------------------

                                                        SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                        SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                           1998           1998           1997           1996         1995<F2>
                                                        (UNAUDITED)
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.03           0.05           0.05           0.05           0.02
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.03)         (0.05)         (0.05)         (0.05)         (0.02)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            2.53%          5.24%          5.07%          5.55%          1.75%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $321,923       $306,425       $168,128        $85,400        $82,162
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.46%          0.40%          0.33%          0.30%
     Expenses, before waivers and
       reimbursements                                       0.92%          0.93%          0.97%          1.00%          1.32%
     Net investment income, after
       waivers and reimbursements                           5.00%          5.13%          4.95%          5.43%          5.84%
     Net investment income, before
       waivers and reimbursements                           4.63%          4.66%          4.38%          4.76%          4.82%
------------------------------------------------------------------------------------------------------------------------------


<F1> For the period April 11, 1994 (commencement of operations) through
     March 31, 1995.
<F2> For the period December 12, 1994 (commencement of operations) through
     March 31, 1995.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS

                                                                                      MUNICIPAL
                                                                                     MONEY MARKET
                                                                                         FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                        SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                           1998           1998           1997           1996         1995<F1>
                                                       (UNAUDITED)
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.02           0.03           0.03           0.03           0.03
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.02)         (0.03)         (0.03)         (0.03)         (0.03)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            1.59%          3.27%          3.14%          3.54%          2.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period              $1,962,156     $1,814,343     $1,420,041     $1,102,789       $927,747
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%          0.49%          0.45%
     Expenses, before waivers and
       reimbursements                                       0.89%          0.89%          0.90%          0.91%          0.95%
     Net investment income, after
       waivers and reimbursements                           3.15%          3.20%          3.08%          3.46%          3.10%
     Net investment income, before
       waivers and reimbursements                           2.81%          2.86%          2.73%          3.04%          2.60%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS

                                                                                      CALIFORNIA
                                                                                      MUNICIPAL
                                                                                     MONEY MARKET
                                                                                         FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                        SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                           1998           1998           1997           1996         1995<F2>
                                                       (UNAUDITED)
--------------------------------------------            ---------      ---------      ---------      ---------      ---------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.01           0.03           0.03           0.04           0.01
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.01)         (0.03)         (0.03)         (0.04)         (0.01)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            1.47%          3.20%          3.19%          3.63%          1.27%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $237,097       $224,843       $200,989       $165,087       $161,316
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.49%          0.45%          0.39%          0.35%
     Expenses, before waivers and
       reimbursements                                       0.91%          0.94%          0.94%          0.94%          1.07%
     Net investment income, after
       waivers and reimbursements                           2.91%          3.14%          3.13%          3.55%          3.78%
     Net investment income, before
       waivers and reimbursements                           2.55%          2.69%          2.64%          3.00%          3.06%
------------------------------------------------------------------------------------------------------------------------------


<F1> For the period April 11, 1994 (commencement of operations) through
     March 31, 1995.
<F2> For the period November 29, 1994 (commencement of operations) through
     March 31, 1995.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CERTIFICATES OF DEPOSIT - 9.5%

            DOMESTIC CERTIFICATES OF DEPOSIT - 4.6%
            Bankers Trust New York Corp.
   $29,000     6.01%, 12/10/98                                   $   29,011
    25,000     5.58%, 1/22/99                                        24,995
    40,000     5.71%, 7/1/99                                         39,989
    10,000  Bank One Milwaukee,
            5.55%, 1/29/99                                            9,999
    25,000  CrestarBank,
            5.59%, 2/2/99                                            24,998
    46,000  Union Bank of California,
            5.72%, 12/8/98                                           46,000
                                                                 ----------
                                                                    174,992
                                                                 ----------

            FOREIGN CERTIFICATES OF DEPOSIT - 4.9%
            Banque Nationale de Paris, New York Branch
    35,000     5.52%, 2/18/99                                        34,974
    24,000     5.71%, 3/30/99                                        23,988
    20,000     5.75%, 4/23/99                                        19,995
    32,000  Barclays Bank, New York Branch,
            5.56%, 2/25/99                                           31,992
            Canadian Bank Imperial Bank of
            Commerce, New York Branch
    10,000     5.94%, 10/21/98                                       10,000
    21,000     5.74%, 4/28/99                                        20,988
            Societe Generale, New York Branch
    10,000     5.70%, 1/7/99                                         10,001
    15,000     5.75%, 3/5/99                                         14,998
    20,000     5.75%, 4/19/99                                        19,995
                                                                 ----------
                                                                    186,931
                                                                 ----------

            Total Certificates of Deposit
            (cost $351,924)                                         361,923
                                                                 ----------

            COMMERCIAL PAPER - 54.6%

            ASSET BACKED SECURITIES - 25.1%
     9,300  ABC Funding,
            5.52%, 11/2/98                                            9,254
     2,766  Atlantic One Funding Corp.,
            5.33%, 1/14/99                                            2,723
            Centauri Corp.
    50,000     5.32%, 3/8/99                                         48,833
    20,000     5.10%, 3/25/98                                        19,504
    23,175  Clipper Receivables,
            5.85%, 10/1/98                                           23,175

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ASSET BACKED SECURITIES - 25.1% (CONT'D.)
   $20,761  Compass Securitization,
            5.59%, 10/26/98                                      $   20,680
    36,940  Concord Minutemen Capital Co.,
            5.50%, 11/5/98                                           36,742
    75,000  Cooper Industries, Inc.,
            5.85%, 10/1/98                                           75,000
            Cooperative Association of Tractor
    15,500     5.70%, 10/5/98                                        15,490
    13,900     5.52%, 11/16/98                                       13,802
     2,500     5.30%, 1/8/99                                          2,464
     1,100     5.30%, 1/15/99                                         1,083
     2,000     5.23%, 3/17/99                                         1,951
            Corporate Receivables Corp.
    25,000     5.31%, 12/7/98                                        24,753
     1,250     5.35%, 12/9/98                                         1,237
            CPI Funding
    34,476     5.54%, 10/26/98                                       34,343
    24,972     5.35%, 11/25/98                                       24,768
    20,227     5.07%, 12/25/98                                       19,809
            Dakota Certificates Program
    25,000     5.46%, 12/3/98                                        24,761
    25,000     5.46%, 12/4/98                                        24,757
            Diageo PLC
     8,000     5.47%, 12/4/98                                         7,914
    24,000     5.33%, 12/11/98                                       23,748
     8,500     5.47%, 12/11/98                                        8,417
            Grayhawk Funding
    62,000     5.80%, 10/1/98                                        62,000
    12,500     5.11%, 3/16/99                                        12,206
            Kitty Hawk Funding Corp.
     9,344     5.30%, 11/20/98                                        9,275
    34,177     5.46%, 2/16/99                                        33,462
     9,260  KZH Cypress Tree I Corp.,
            5.50%, 12/4/98                                            9,169
     4,407  KZH-ING,
            5.50%, 12/10/98                                           4,359
            KZH-IV Corp.
     6,000     5.53%, 12/10/98                                        5,936
     5,115     5.55%, 12/21/98                                        5,051
            KZH Pamco
     5,000     5.56%, 10/22/98                                        4,984
    10,709     5.56%, 10/29/98                                       10,663
            KZH Soleil Corp.
    11,821     5.49%, 10/13/98                                       11,800
     5,073     5.56%, 10/16/98                                        5,061
     7,622     5.57%, 10/22/98                                        7,597

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            ASSET BACKED SECURITIES - 25.1% (CONT'D.)
   $55,000  MPF Limited,
            5.33%, 11/16/98                                       $  54,625
            Old Line Funding Corp.
     6,692     5.60%, 10/8/98                                         6,685
    12,571     5.56%, 10/23/98                                       12,528
     8,101  Pooled Account Receivables Corp.,
            5.40%, 12/15/98                                           8,010
    10,000  SALTS (II) Cayman Islands Corp.,
            5.74%, 6/17/99                                           10,000
            SALTS (III) Cayman Islands Corp.
    10,000     5.71%, 12/18/98                                       10,000
    25,000     5.85%, 1/25/99                                        25,000
            Silver Tower U.S. Funding
    14,000     5.51%, 11/18/98                                       13,897
     5,000     5.50%, 12/22/98                                        4,937
     9,275     5.05%, 3/18/99                                         9,056
            Thames Asset Global Securitization
     8,483     5.60%, 10/9/98                                         8,472
    27,925     5.59%, 10/13/98                                       27,873
     7,451     5.37%, 12/4/98                                         7,380
    20,000  Triangle Funding,
            5.35%, 12/29/98                                          20,000
            Trident Capital Finance, Inc.
    25,000     5.50%, 12/8/98                                        24,740
    23,950     5.47%, 12/11/98                                       23,691
    12,500     5.30%, 12/15/98                                       12,362
     7,550  Twin Towers, Inc.,
            5.60%, 11/2/98                                            7,512
     6,502  Variable FundingCapital Corp.,
            5.60%, 10/2/98                                            6,501
    20,000  Windmill Funding Corp.,
            5.57%, 10/9/98                                           19,975
                                                                 ----------
                                                                    960,015
                                                                 ----------

            BEVERAGES - NON-ALCOHOLIC - 2.3%
            Coca Cola Enterprises
    20,000     5.51%, 10/8/98                                        19,792
    25,000     5.52%, 10/8/98                                        24,973
     9,000     5.52%, 11/12/98                                        8,942
    20,000     5.50%, 12/8/98                                        19,979
    16,000     5.51%, 12/10/98                                       15,829
                                                                 ----------
                                                                     89,515
                                                                 ----------

            BROKERAGE SERVICES - 3.6%
    52,000  J.P. Morgan and Co.,
               5.75%, 3/10/99                                        52,001

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            BROKERAGE SERVICES - 3.6% (CONT'D.)
   $50,000  Lehman Brothers Holdings,
            5.50%, 10/29/98                                      $   49,786
    35,735  Morgan Stanley Dean Witter Discover Co.,
            5.30%, 11/13/98                                          35,509
                                                                 ----------
                                                                    137,296
                                                                 ----------
            COMMERCIAL BANKS - 1.0%
    39,500  Bankers Trust Co. New York,
            5.48%, 1/22/99                                           38,821
                                                                 ----------

            ELECTRONIC & OTHER ELECTRICAL
            COMPONENTS - 2.0%
     1,526  GE Engine Receivables 1995-1 Trust,
            5.58%, 10/15/98                                           1,526
     4,673  GE Engine Receivables 1996-1 Trust,
            5.58%, 10/15/98                                           4,673
            General Electric Capital Corp.
     1,250     5.52%, 10/21/98                                        1,246
    13,000     5.50%, 12/24/98                                       12,833
    23,000     5.48%, 2/26/99                                        22,482
    35,000  Sony Capital Corp.,
            5.60%, 10/21/98                                          34,891
                                                                 ----------
                                                                     77,651
                                                                 ----------

            FOREIGN DEPOSITORY INSTITUTIONS - 6.3%
            Abbey National North America
    28,000     5.35%, 12/8/98                                        27,717
    59,000     5.45%, 12/22/98                                       58,267
    37,000  Credit Communal de Belgique,
            5.47%, 12/18/98                                          36,562
    45,000  Generale Bank, Inc.,
            5.49%, 12/1/98                                           44,581
    25,000  Societe Generale North America, Inc.,
            5.475%, 12/21/98                                         24,692
            Spintab AB/Swedmortgage
    29,000     5.52%, 11/9/98                                        28,827
     6,000     5.55%, 12/28/98                                        5,918
    15,000  Svenska Handelsbanken, Inc.,
            5.47%, 12/17/98                                          14,825
                                                                 ----------
                                                                    241,389
                                                                 ----------

            INSURANCE SERVICES - 1.7%
            Aetna Service Co.
    12,000     5.58%, 10/9/98                                        11,985
    25,000     5.55%, 10/20/98                                       24,927

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            INSURANCE SERVICES - 1.7% (CONT'D.)
  $  5,432  AON Corp.,
            5.56%, 10/13/98                                      $    5,422
            Torchmark, Inc.
     5,000     5.60%, 10/15/98                                        4,989
     7,000     5.62%, 10/21/98                                        6,978
     7,500     5.65%, 10/23/98                                        7,474
     3,797     5.58%, 11/10/98                                        3,773
                                                                 ----------
                                                                     65,548
                                                                 ----------

            MACHINES & COMPUTER EQUIPMENT - 3.6%
            BTR Finance, Inc.
     4,300     5.51%, 10/13/98                                        4,292
     4,500     5.49%, 11/13/98                                        4,470
    22,480     5.50%, 11/13/98                                       22,332
    24,000     5.50%, 12/7/98                                        23,755
    36,000     5.45%, 2/18/99                                        35,237
    24,500     5.34%, 2/23/99                                        23,973
    12,500     5.34%, 2/25/99                                        12,227
    10,000     5.25%, 3/8/99                                          9,770
                                                                 ----------
                                                                    136,056
                                                                 ----------

            MEASURING, ANALYZING &
            CONTROL INSTRUMENTS - 1.3%
            Johnson Controls
     7,500     5.60%, 10/28/98                                        7,468
    22,000     5.57%, 11/18/98                                       21,837
    17,500  Xerox, 5.32%, 3/5/99                                     17,099
                                                                 ----------
                                                                     46,404
                                                                 ----------

            NONDEPOSITORY BUSINESS
            CREDIT INSTITUTIONS - 5.1%
     1,000  American Express, 5.73%, 7/12/99                          1,000
     1,000  Apreco, Inc., 5.50%, 12/15/98                               989
            Beta Finance Corp.
    16,000     5.10%, 3/10/99                                        15,637
     6,000     5.10%, 3/24/99                                         5,852
            Cendant Resident Mortgage Trust
     4,000     5.59%, 10/14/98                                        3,992
    12,500     5.43%, 12/11/98                                       12,366
    25,000  Countrywide Home Loans,
            5.70%, 8/4/98                                            24,990
    15,000  CSW Credit, Inc.,
            5.37%, 12/17/98                                          14,828

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NONDEPOSITORY BUSINESS
            CREDIT INSTITUTIONS - 5.1% (CONT'D.)
            Finova Capital Corp.
   $13,000     5.53%, 10/20/98                                   $   12,962
    12,000     5.52%, 10/22/98                                       11,961
    50,000     5.40%, 1/14/99                                        49,212
    17,500     5.40%, 1/19/98                                        17,211
    10,000     5.18%, 3/12/99                                         9,767
    13,000  Sunkyong America, Inc.,
            5.50%, 10/28/98                                          12,946
                                                                 ----------
                                                                    193,713
                                                                 ----------

            PETROLEUM REFINING &
            RELATED INDUSTRIES - 0.3%
    12,500  Koch Industries, 5.43%, 12/4/98                          12,379
                                                                 ----------

            TRANSPORTATION PARTS AND EQUIPMENT - 2.0%
     5,000  Chrysler Financial Corp.,
            6.28%, 6/22/99                                            5,039
            General Motors Acceptance Corp.
    15,000     5.55%, 10/8/98                                        14,984
    12,000     5.49%, 10/14/98                                       11,976
    15,000     5.50%, 12/2/98                                        14,858
    15,000     5.50%, 12/3/98                                        14,856
    15,000     5.50%, 12/8/98                                        14,844
                                                                 ----------
                                                                     76,557
                                                                 ----------

            WHOLESALE TRADE - DURABLE GOODS - 0.3%
    10,000  Sinochem American Holdings, Inc.,
            5.35%, 11/5/98                                            9,948
                                                                 ----------

            Total Commercial Paper
            (cost $2,085,292)                                     2,085,292
                                                                 ----------

            CORPORATE BONDS - 2.2%

            Beta Finance Corp.
    10,000     6.00%, 10/27/98                                       10,000
    40,000     5.56%, 2/4/99                                         40,000
     5,000  Penney (J.C.) & Co., Inc.,
            5.95%, 11/15/98                                           4,996
    27,000  Restructured Assets Certificates with
            Enhanced Returns, 5.75%, 11/28/98                        27,000
       750  USL Capital Corp.,
            5.93%, 10/19/98                                             750
                                                                 ----------

            Total Corporate Bonds
            (cost $131,305)                                          82,746
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            EURODOLLAR TIME DEPOSITS - 19.8%

  $100,000  Bank of Montreal,
            5.75%, 10/1/98                                       $  100,000
    25,000  Banque Nationale de Paris, Grand
            Cayman, 5.75%, 10/1/98                                   25,000
    70,000  Campagnie Financiere de CIC, Grand
            Cayman, 5.84%, 10/1/98                                   70,000
    70,000  Credit Commerical de France,
            6.00%, 10/1/98                                           70,000
    70,000  Erste Bank, Grand Cayman,
            6.25%, 10/1/98                                           70,000
   120,000  KBC Bank Brussels, Belguim,
            5.844%,  10/1/98                                        120,000
   140,000  Key Bank N.A., Grand Cayman,
            6.00%, 10/1/98                                          140,000
    91,512  National Australia Bank,
            6.0%, 10/1/98                                            91,512
    70,000  Skandinaviska Enkildahbanken, Grand
            Cayman, 5.875%, 10/1/98                                  70,000
                                                                 ----------

            Total Eurodollar Time Deposits
            (cost $756,512)                                         756,512
                                                                 ----------

            GUARANTEED INVESTMENT
            CONTRACTS - 2.8%

    50,000  General American Life Insurance Co.,
            5.75%, 10/23/98                                          50,000
    20,000  Integrity Life Insurance Co.,
            6.11%, 10/1/98                                           20,000
            Transamerica Life Insurance and
            Annuity Co.
    20,000     5.66%, 10/1/98                                        20,000
    15,000     5.65%, 3/19/99                                        15,000
                                                                 ----------

            Total Guaranteed Investment Contracts
            (cost $105,000)                                         105,000
                                                                 ----------

            MUNICIPAL INVESTMENTS - 9.5%

    11,760  Communaute Urbaine de Lille,
            5.89%, 2/15/99                                           11,760
     4,900  Courtyards of Mackinaw LLC,
            5.60%, 10/1/98                                            4,900
     5,000  Elsmere Kentucky Mubea, Inc.,
            5.67%, 10/1/98                                            5,000

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 9.5% (CONT.D)

   $13,800  Flint, Michigan Hospital Building
            Authority, 5.70%, 10/1/98                            $   13,800
     9,000  Hydro-Quebec Corp., Province of
            Quebec, 5.76%, 1/15/99                                    9,000
    15,020  Integris Health, Inc., 5.73%, 10/7/98                    15,020
     3,700  KBL Capital Fund,
            5.49%, 10/1/98                                            3,700
    30,000  Los Angeles County, California
            Pension Obligation, 5.58%,12/31/98                       30,000
     4,500  Malone College Project,
            5.60%, 10/1/98                                            4,500
     4,431  Municipal Electric Authority of Georgia,
            5.53%, 11/2/98                                            4,431
    12,500  New Jersey Economic Development
            Authority, 5.64%, 10/7/98                                12,500
    18,600  Physicians Plus Medical Group,
            5.70%, 10/1/98                                           18,600
    20,000  Public Service Electric, 5.85%, 11/1/98                  20,000
     5,300  Schreiber Industrial Park-North Co.,
            Virginia, 5.60%, 10/1/98                                  5,300
     9,360  Seattle, Washington Limited Tax G.O.,
            Series C, 5.45%, 10/7/98                                  9,360
     9,600  Stanislaus County, California
            Pension Obligation, 5.74%, 2/15/99                        9,690
     4,400  Texas Municipal Power Agency,
            5.65%, 10/14/98                                           4,400
    10,215  Texas State-Veterans Land Bond,
            5.76%, 12/1/98                                           10,215
    12,745  Virginia HDA Multi-Family Housing
            Bond, 5.74%, 11/1/98                                     12,745
            Virginia State HDA Multi-Family
            Housing Bond, Series A
   152,136     5.50%, 10/1/98                                       152,138
     4,950     5.65%, 1/1/99                                          4,950
     3,100  Waukesha, Wisconsin Health
            Systems, Inc., 5.70%, 10/1/98                             3,100
                                                                 ----------

            Total Municipal Investments
            (cost $326,549)                                         365,109
                                                                 ----------

            Total Investments - 98.4%
            (cost $3,756,582)                                     3,756,582

            Other Assets less Liabilities - 1.6%                     61,985
                                                                 ----------

            NET ASSETS - 100.0%                                  $3,818,567
                                                                 ==========
See Notes to the Financial Statements.

---------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 76.7%

            FANNIE MAE - 3.7%
   $ 6,000  FNMA Discount Note,
            5.576%, 10/1/98                                      $    6,000
            FNMA MTN
     6,000     5.38%, 2/9/99                                          5,997
     4,000     5.49%, 8/3/99                                          3,997
                                                                 ----------
                                                                     15,994
                                                                 ----------

            FEDERAL FARM CREDIT BANK -  0.1%
       340  FFCB MTN,
            5.70%, 12/1/98                                              340
                                                                 ----------

            FEDERAL HOME LOAN BANK - 64.6%
            FHLB Bonds
     2,595     5.69%, 10/2/98                                         2,595
     3,800     5.70%, 10/23/98                                        3,800
     3,400     5.792%, 10/23/98                                       3,400
     3,200     5.775%, 10/30/98                                       3,200
     5,400     5.50%, 3/19/99                                         5,398
     5,550     5.50%, 3/26/99                                         5,547
     4,000     5.61%, 4/8/99                                          3,998
     8,000     5.63%, 5/5/99                                          7,995
     4,000     5.527%, 6/10/99                                        3,996
     8,000     5.54%, 7/13/99                                         7,997
     4,000     5.536%, 7/15/99                                        3,997
     4,000     5.544%, 8/13/99                                        3,998
   220,992  FHLB Discount Note,
            5.475%, 10/1/98                                         220,992
                                                                 ----------
                                                                    276,913
                                                                 ----------

            OVERSEAS PRIVATE INVESTMENT
            CORP. - 4.2%
    18,000  FRN, 5.22%, 10/7/98                                      18,000
                                                                 ----------

            SLM HOLDING CORP. - 4.1%
            SLMA MTN
     4,000     5.72%, 11/20/98                                        4,000
     5,500     5.74%, 12/17/98                                        5,499
     8,000     5.40%, 2/10/99                                         7,997
                                                                 ----------
                                                                     17,496
                                                                 ----------

            Total U.S. Government Agencies
            (cost $328,743)                                         328,743
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            REPURCHASE AGREEMENTS - 23.3%

  $100,000  Warburg Dillon Read, Inc., dated 9/30/98,
            repurchase price $100,015 (Colld. by U.S.
            Government Securities),
            5.50%, 10/1/98                                       $  100,000
                                                                 ----------

            Total Repurchase Agreements
            (cost $100,000)                                         100,000
                                                                 ----------

            Total Investments - 100.0%
            (cost $428,743)                                         428,743

            Liabilities less Other Assets - (0.0)%                     (66)
                                                                 ----------

            NET ASSETS - 100.0%                                    $428,677
                                                                 ==========


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report


--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 100.2%

            FEDERAL FARM CREDIT BANK - 0.8%
            FFCB Discount Notes
 $   2,369     5.40%, 10/22/98                                   $    2,362
       230     5.70%, 12/1/98                                           230
                                                                 ----------
                                                                      2,592
                                                                 ----------

            FEDERAL HOME LOAN BANK - 97.5%
            FHLB Bonds
       400     5.70%, 10/23/98                                          400
     9,000     5.63%, 5/5/99                                          8,994
            FHLB Discount Notes
   139,032     5.40%, 10/1/98                                       139,032
     1,440     5.69%, 10/2/98                                         1,440
    23,800     5.39%, 10/21/98                                       23,729
     2,400     5.70%, 10/23/98                                        2,400
     2,200     5.792%, 10/23/98                                       2,200
    12,625     5.40%, 10/30/98                                       12,570
     2,200     5.775%, 10/30/98                                       2,200
    31,500     5.40%, 11/18/98                                       31,273
     4,500     5.40%, 11/20/98                                        4,466
    49,409     5.345%, 11/25/98                                      49,006
     6,000     5.25%, 11/27/98                                        5,950
     4,000     5.435%, 2/2/99                                         3,998
     5,200     5.52%, 3/23/99                                         5,198
     3,000     5.50%, 3/26/99                                         2,999
     6,000     5.61%, 4/8/99                                          5,997
     6,000     5.527%, 6/10/99                                        5,993
     6,000     5.536%, 7/15/99                                        5,996
                                                                 ----------
                                                                    313,841
                                                                 ----------

            SLM HOLDING CORP. - 1.9%
            SLMA MTN
     2,500     5.72%, 11/20/98                                        2,500
     3,500     5.74%, 12/17/98                                        3,499
                                                                 ----------
                                                                      5,999
                                                                 ----------

            Total U.S. Government Agencies
            (cost $322,432)                                         322,432
                                                                 ----------

NUMBER
OF SHARES                                                             VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            OTHER - 0.0%

         1  Dreyfus Prime Money Market Fund
            (cost $1)                                            $        1
                                                                 ----------

            Total Investments - 100.2%
            (cost $322,433)                                         322,433

            Liabilities less Other Assets - (0.2)%                    (510)
                                                                 ----------

            NET ASSETS - 100.0%                                    $321,923
                                                                 ==========

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 99.5%

            ALABAMA - 0.7%
  $  1,800  Ashland City Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                       $    1,800
     2,575  Columbia City Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            2,575
     2,575  Geneva County Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            2,575
       700  Greenville City IDR VRDN, Series 1992,
            Allied-Signal Project (FMC Corp. Gtd.),
            3.80%, 10/7/98                                              700
     3,500  McIntosh City Industrial Development
            Board Series 1998 E (AMT), Ciba Specialty
            Chemical Corp., 4.35%, 10/1/98                            3,500
     2,500  Selma City IDR VRDN, Series 1996 A,
            Meadowcraft, Inc. Project (NationsBank
            LOC), 4.15%, 10/7/98                                      2,500
                                                                 ----------
                                                                     13,650
                                                                 ----------

            ALASKA - 0.3%
     7,025  Alaska Housing Finance Corp.,
            Series PT-37, Merrill P-Floats (Banque
            Nationale Paris LOC), 3.97%, 10/1/98                      7,025
                                                                 ----------
            ARIZONA - 1.3%
     1,325  Apache County IDR VRDN (AMT),
            Imperial Components, Inc. Project (Harris
            Trust & Savings Bank LOC), 4.05%, 10/7/98                 1,325
     5,800  Cochise County PCR VRDN Solid Waste,
            Series 1994 A (AMT), Arizona Electric Project,
            (National Rural Utility Cooperative Finance
            Corp. Gtd.), 3.55%, 3/1/99                                5,800
     2,235  Maricopa County PCR VRDN, Series A,
            El Paso Electric Project (Westpac Banking
            Corp., LOC), 3.60%, 10/7/98                               2,235
    15,420  Scottsdale City Preserve Authority Excise
            Tax Revenue, Morgan Stanley Floating
            Certificates Series 17 (FGIC Insured),
            4.17%, 10/7/98                                           15,420
                                                                 ----------
                                                                     24,780
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ARKANSAS - 0.3%
  $  3,250  Lowell City IDR VRDN, Series 1996
            (AMT), Little Rock Newspapers, Inc.
            Project (Bank of New York LOC),
            3.80%, 10/7/98                                       $    3,250
     2,100  West Memphis City IDR VRDN (AMT),
            Proform Co. LLC Project (First Bank LOC),
            4.25%, 10/7/98                                            2,100
                                                                 ----------
                                                                      5,350
                                                                 ----------

            CALIFORNIA - 1.0%
            California State G.O. Bond
            (FGIC Insured)
       200     Series CR-52, 3.75%, 10/7/98                             200
       800     Series 5027 C, 3.75%, 10/7/98                            800
     7,460  California State HFA Home Mortgage
            Revenue FRN, Series E (AMT),
            3.55%, 3/12/99                                            7,460
     7,500  Irvine Ranch County Consolidated
            Water District VRDN, Series 1993 B,
            Districts 2, 102, 103, 106, 203 & 206
            (Morgan Guaranty Trust Co. LOC),
            3.80%, 10/1/98                                            7,500
     2,746  Los Angeles City IDR VRDN, Series BTP-129
            (Colld. by U.S. Government Securities),
            3.90%, 10/8/98                                            2,746
                                                                 ----------
                                                                     18,706
                                                                 ----------

            COLORADO - 1.8%
            Arapahoe County Capital Improvements
            TOB, Project E-470 (Colld. by U.S.
            Government Securities)
    10,000     Series E BTP-254, 4.15%, 10/7/98                      10,000
    15,038     Series E BTP-255, 4.15%, 10/7/98                      15,038
     4,500  Colorado HFA VRDN (AMT), Metal Sales
            Manufacturing Corp. Project (Star Bank
            LOC), 4.20%, 10/1/98                                      4,500
     4,800  Denver City and County, Series 1997 A
            (AMT), Airport Systems Sub Revenue
            (Bayerische Landesbank LOC),
            3.55%, 10/30/98                                           4,800
     1,500  Pitkin County IDR, Series1994 B (AMT),
            Aspen Skiing Project (First National Bank
            Chicago LOC), 4.25%, 10/1/98                              1,500
                                                                 ----------
                                                                     35,838
                                                                 ----------
See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CONNECTICUT - 2.9%
            Connecticut State Reset Option Certificates
   $12,080     Series 3, 4.17%, 10/7/98                          $   12,080
    45,610     Series 4, 4.17%, 10/7/98                              45,610
                                                                 ----------
                                                                     57,690
                                                                 ----------
            DELAWARE - 0.4%
     3,200  Delaware State Economic Development
            Authority IDR VRDN, Series 1998 (AMT),
            C&C Family Limited Partnership
            (PNC Bank LOC), 4.20%, 10/7/98                            3,200
     1,325  Delaware State Economic Development
            Authority PCR VRDN, Allied-Signal Corp.
            Project (FMC Corp. Gtd.), 3.80%, 10/7/98                  1,325
     2,700  Delaware State Economic Development
            Authority Waste Disposal, Series 1996 A
            (AMT), Ciba-Geigy Corp. Project (Union
            Bank of Switzerland), 4.30%, 10/1/98                      2,700
                                                                 ----------
                                                                      7,225
                                                                 ----------

            DISTRICT OF COLUMBIA - 2.5%
    29,500  District of Columbia Metro Airport
            Authority (AMT), Passenger Facility Flexible
            Term Notes (NationsBank North Carolina
            LOC), 3.70%, 10/9/98                                     29,500
     6,745  District of Columbia Metro Airport
            Authority Revenue & Refundings Bonds,
            (AMT), BTP-312, 4.16%, 10/7/98                            6,745
     6,675  District of Columbia Metro Airport
            Authority Revenue, Series B (AMT),
            BTP-311, 4.16%, 10/7/98                                   6,675
     6,600  District of Columbia Water & Sewer, Series
            1998, Citibank Eagle Trust Series 985201
            (FSA Insured), 4.07%, 10/7/98                             6,600
                                                                 ----------
                                                                     49,520
                                                                 ----------

            FLORIDA - 2.0%
     1,900  Boward County HFA VRDN, Series 1984,
            Welleby Apartment Projects (Bank of
            America LOC), 3.70%, 10/7/98                              1,900
     4,385  Duval County HFA Mortgage Revenue
            VRDN, Series 1996-3A (AMT), Clipper Trust
            Certificate, 4.17%, 10/7/98                               4,385
     7,300  Florida State Board of Education Capital
            Outlay, Series A, Citicorp Eagle Trust,
            4.07%, 10/7/98                                            7,300

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            FLORIDA - 2.0% (CONT'D.)
  $  4,000  Florida State Board of Education Capital
            Outlay, Series 1998-9, ABN-AMRO
            Minitops (FSA Insured), 3.79%, 10/7/98               $    4,000
     6,595  Florida State Board of Education VRDN,
            Series 1991-B, BTP-233, 3.90%, 10/8/98                    6,595
    11,400  Florida State Board of Education VRDN,
            Series 1994 E, Eagle Trust, 4.12%, 10/7/98               11,400
     4,400  Florida State Housing Finance Agency,
            Series 2 (AMT) (MBIA Insured),
            3.90%, 10/7/98                                            4,400
                                                                 ----------
                                                                     39,980
                                                                 ----------

            GEORGIA - 3.0%
     8,400  Atlanta City Metro Rapid Transit Authority
            Sales Tax, Series A, Muni Trust Certificates
            (MBIA Insured), 4.17%, 10/7/98                            8,400
     3,000  Clayton County Housing Authority
            Revenue VRDN (AMT), Williamsburg South
            Apartments Project (PNC Bank LOC),
            4.15%, 10/7/98                                            3,000
     5,300  Clayton County IDA IDR VRDN (AMT),
            Blue Circle Aggregates, Inc. Project
            (Denmark Danske Bank LOC),
            4.10%, 10/7/98                                            5,300
     5,200  DeKalb County Housing Authority
            Revenue VRDN, Series 1995 (AMT), Cedar
            Creek Apartment Project (General Electric
            Capital Corp. LOC), 4.15%, 10/7/98                        5,200
     2,065  Forsyth County IDA VRDN, Series 1998
            (AMT), World Access, Inc. Project,
            4.15%, 10/7/98                                            2,065
            Georgia HFA Conventional Mortgage TOB
            (AMT), Various Programs (Bank of Austria LOC)
     3,200     Series 1990 C, 3.85%, 12/1/98                          3,200
     1,125     Series 1990 D, 3.80%, 12/1/98                          1,125
    16,000  Georgia State G.O. Unlimited, Series B,
            4.35%, 10/1/98                                           16,000
     2,000  Gwinett County IDR, Series 1998 (AMT),
            Network Publications, Inc. (NationsBank
            LOC), 4.10%, 10/1/98                                      2,000
     4,150  Henry County Development Authority,
            Series 1997 (AMT), Atlas Roofing Corp.
            Project (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            4,150
     1,750  Richmond County Board of Education
            Unlimited Tax G.O. (State Aid Withholding
            Insured), 4.00%, 9/1/99                                   1,758

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            GEORGIA - 3.0% (CONT'D.)
  $  5,000  Savannah City Economic Development
            Authority, Series 1997 (AMT), Kaolin
            Terminals Project (NationsBank LOC),
            4.10%, 10/7/98                                       $    5,000
     2,000  Whitfield County IDA, Series 1998 (AMT),
            H&S Whitting, Inc. Project (NationsBank
            LOC), 4.10%, 10/7/98                                      2,000
                                                                 ----------
                                                                     59,198
                                                                 ----------

            HAWAII - 2.4%
     5,000  Hawaii State Department of Budget and
            Finance, Series A (AMT), Hawaiian Electric
            Co. Project (MBIA Insured),
            4.15%, 10/7/98                                            5,000
     8,000  Hawaii State Department of Budget and
            Finance, Kaiser Permanente Project,
            3.80%, 3/1/99                                             8,000
     6,375  Hawaii State G.O., Series CS BTP-302
            (MBIA Insured), 4.15%, 10/7/98                            6,375
     9,990  Hawaii State HFA SFM, Series A P-Floats
            PT-1049 (AMT), 4.15%, 10/7/98                             9,990
     7,000  Hawaii State, Series 5, Reset Option
            Certificates (FGIC Insured),
            4.17%, 10/7/98                                            7,000
    10,000  Honolulu City and County G.O. Bonds,
            Series 1997 C (Citibank Trust LOC),
            4.22%, 10/7/98                                           10,000
                                                                 ----------
                                                                     46,365
                                                                 ----------

            ILLINOIS - 12.0%
     3,500  Arlington Heights IDR VRDN, Series 1997
            (AMT), 3E Graphics and Printing Project,
            (Harris Trust & Savings LOC),
            4.05%, 10/7/98                                            3,500
     9,580  Aurora City Rental Housing Revenue Bonds,
            Series PA-328 Fox Valley Project (Merrill
            Lynch Gtd.), 4.19%, 10/7/98                               9,580
     2,215  Bedford Park City IDR VRDN, Series 1997,
            Cintas Sales Corp. Project (PNC Bank Ohio
            N.A. LOC), 4.05%, 10/7/98                                 2,215
    11,320  Chicago City Building Acquisition
            Certificates, Series 1997 SSP-7 (FSA
            Insured), 4.02%, 10/7/98                                 11,320
     2,655  Chicago City IDR, Series B (AMT),
            Guernsey Bel, Inc. Project (Harris Trust
            & Savings Bank LOC), 4.05%, 10/7/98                       2,655

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 12.0% (CONT'D.)
   $14,495  Chicago City Lakefront Millennium
            Parking, Series 1998, Citicorp Eagle Trust
            (MBIA Insured), 4.07%, 10/7/98                       $   14,495
     1,300  Chicago City 2nd Lien VRDN, Series
            1998 B (AMT), Midway Airport
            (MBIA Insured), 4.30%, 10/1/98                            1,300
     5,500  Chicago City Midway Airport Revenue
            VRDN, Series 1995 (AMT), American Trans
            Air, Inc. Project (National Bank of Detroit
            LOC), 4.05%, 10/7/98                                      5,500
     2,400  Chicago City O'Hare International Airport
            Revenue VRDN, Series 1988 A (AMT)
            (Bayerische Landesbank LOC),
            3.60%, 10/7/98                                            2,400
    10,000  Chicago City Project and Refunding Board,
            Series 1998 M, BA Partnerships
            (FGIC Insured), 3.40%, 8/4/99                            10,000
     9,495  Chicago City Public Building Commission,
            Series A PA-155, P-Floats (MBIA Insured),
            3.75%, 1/14/99                                            9,495
    20,700  Chicago City G.O. Bonds, Series 1998,
            Citicorp Eagle Trust (FSA Insured),
            4.07%, 10/7/98                                           20,700
     3,885  Chicago City Sales Tax Revenue, Series
            1998 PCR-8 (FGIC Insured),
            4.12%, 10/7/98                                            3,885
     1,730  Des Plaines City IDR VRDN, Series 1996
            (AMT), Finzer Roller, Inc. Project (Harris
            Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            1,730
     9,400  Dupage County Water Commission Water
            Revenue, 4.09%, 10/7/98                                   9,400
     3,650  Frankfort City IDR, Series 1996 (AMT),
            Bimba Manufacturing Co. Project (Harris
            Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            3,650
     5,000  Fulton County IDR VRDN, Series 1998
            (AMT), Drives, Inc. Project (Harris Trust
            & Saving Bank), 4.05%, 10/7/98                            5,000
     1,660  Illinois Development Finance Authority
            IDR VRDN (AMT), Bimba Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.05%, 10/7/98                                      1,660
     5,950  Illinois Development Finance Authority IDR
            VRDN, Enterprise Office Campus (FNMA
            LOC), 3.75%, 12/1/98                                      5,950

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 12.0% (CONT'D.)
  $  2,265  Illinois Development Finance Authority
            IDR VRDN, Series 1997 A (AMT), Randall
            Metals Corp. Project (LaSalle National
            Bank LOC), 4.25%, 10/7/98                            $    2,265
     5,500  Illinois Development Finance Authority,
            Series 1998 (AMT), Flying Food Fare, Inc.
            (Bank of America LOC), 4.10%, 10/7/98                     5,500
     4,100  Illinois Development Finance Authority
            VRDN (AMT), Series 1997 (AMT), Ciccone
            Food Products Project (Harris Trust &
            Savings Bank LOC), 4.05%, 10/7/98                         4,100
     1,400  Illinois Development Finance Authority
            VRDN, Series 1990 (AMT), Solar Press, Inc.
            Project (First National Bank of Chicago
            LOC), 3.80%, 10/7/98                                      1,400
     5,000  Illinois Educational Facility Authority,
            University of Chicago, 4.07%, 10/7/98                     5,000
     2,000  Illinois Health Facility Authority, Series
            1994 Streetville Corp. (First National Bank
            of Chicago LOC), 3.65%, 10/7/98                           2,000
    10,000  Illinois State G.O. TOB, Series 1998 PCR-9
            (FSA Insured), 4.12%, 10/7/98                            10,000
     3,000  Illinois State G.O. Unlimited Bond,
            5.60%, 6/1/99                                             3,039
     7,500  Ladd Village IDR VRDN, Series 1996 (AMT),
            O'Neal Metals, Inc. Project (NationsBank
            LOC), 4.15%, 10/7/98                                      7,500
    15,806  Metropolitan Pier & Exposition Authority,
            Dedicated Sales Tax Revenue BTP-230
            (Colld. by U.S. Government Securities),
            4.05%, 10/7/98                                           15,806
     3,560  Metropolitan Pier & Exposition Authority,
            Series 1996 A, McCormick Place Project
            (AMBAC Insured), 3.80%, 10/7/98                           3,560
     2,950  Niles Village IDR VRDN, Series 1996
            (AMT), Lewis Spring and Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.05%, 10/7/98                                      2,950
     7,900  Palos Hill County Multifamily Housing,
            Series 1998 (AMT), Green Oaks Project,
            (LaSalle National Bank LOC),
            3.75%, 10/7/98                                            7,900
     9,700  Pooled Puttable Float Option (AMT),
            Series PT6, Various State and Housing
            Agencies, 4.07%, 7/8/99                                   9,700

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 12.0% (CONT'D.)
  $  3,000  Rockford City IDR, Series 1998 (AMT),
            Ring Can Corp. Project (SunTrust Bank
            LOC), 4.15%, 10/7/98                                 $    3,000
     2,375  Romeoville City IDR, Series 1997 (AMT),
            Metropolitan Industries, Inc. Project
            (Harris Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            2,375
    11,200  Schaumburg City Multifamily Housing,
            Series 1989 Treehouse II Apartments
            Project (Barclays Bank LOC),
            4.10%, 10/7/98                                           11,200
     6,000  Savanna City IDR VRDN, Series 1994
            (AMT), Metform Corp. Project (First
            National Bank of Chicago LOC),
            3.80%, 10/7/98                                            6,000
     5,800  St. Clair County IDR (AMT), Stellar
            Manufacturing Project (NationsBank LOC),
            4.15%, 10/7/98                                            5,800
     2,100  Will County Solid Waste, Series 1997
            (AMT) (BASF Corp. Gtd.),
            4.35%, 10/1/98                                            2,100
                                                                 ----------
                                                                    235,630
                                                                 ----------

            INDIANA - 2.2%
     2,790  Anderson City Economic Development
            VRDN, Series 1996 (AMT), Gateway Village
            Project (FHLB LOC), 4.10%, 10/7/98                        2,790
     1,500  Greencastle City IDR VRDN, Series 1996
            (AMT), Crown Equipment Corp. Project
            (Mellon Bank LOC), 4.20%, 10/7/98                         1,500
     2,840  Hammond City Economic Development
            VRDN, Series 1996 A (AMT), Annex at
            Douglas Point Project (FHLB LOC),
            4.10%, 10/7/98                                            2,840
     8,000  Indiana Bond Bank, Advanced Funding
            Program, Series A-2, 4.00%, 1/20/99                       8,009
            Indiana Development Finance Authority
            IDR VRDN (AMT), Red Gold, Inc. Project
            (Harris Trust & Savings Bank LOC)
     4,600     Series 1994 A, 4.05%, 10/7/98                          4,600
     2,900     Series 1994 B, 4.05%, 10/7/98                          2,900
    12,000  Indiana Transportation Authority
            Highway Revenue, Citicorp Eagle Trust,
            3.65%, 11/2/98                                           12,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            INDIANA - 2.2% (CONT'D.)
    $5,000  Indianapolis City Local Public
            Improvement Bond, Series B Bank Notes,
            4.25%, 1/11/99                                       $    5,008
     3,000  Jasper County PCR VRDN, Series 1998 B,
            Northern Indiana Public Service Project,
            3.55%, 11/12/98                                           3,000
                                                                 ----------
                                                                     42,647
                                                                 ----------

            IOWA - 1.1%
     7,580  Cedar Rapids City G.O. Unlimited Bond,
            PA-251, 4.14%, 10/7/98                                    7,580
     2,240  Iowa Finance Authority, Series A, SFM
            Backed Program (GNMA/FNMA Insured),
            3.65%, 2/24/99                                            2,240
     3,475  Iowa Finance Authority, Series B (AMT),
            SFM Backed Program (GNMA/FNMA
            Insured), 3.70%, 2/24/99                                  3,475
     5,300  Iowa Finance Authority Waste Disposal
            Revenue VRDN (AMT), Cedar River Paper
            Co. Project, Series 1997 A, (Bank of Nova
            Scotia LOC), 4.35%, 10/1/98                               5,300
     1,200  Iowa Finance Authority Waste Disposal
            Revenue VRDN (AMT), Cedar River Paper
            Co. Project, Series 1998 A (United Bank of
            Switzerland LOC), 4.35%, 10/1/98                          1,200
     1,200  Iowa Student Loan Liquidity Corp., Series C
            (AMT) (AMBAC Insured), 6.30%, 3/1/99                      1,214
                                                                 ----------
                                                                     21,009
                                                                 ----------

            KANSAS - 1.1%
     6,200  Burlington City Environment Improvement,
            Series B, Kansas City Power & Light Co.,
            3.70%, 10/7/98                                            6,200
     8,500  Douglas County Temporary Notes, Series 3,
            3.75%, 8/1/99                                             8,501
     7,645  Kansas City Collaterized Mortgage,
            Series 1998 B (AMT) (GNMA Colld.),
            3.90%, 10/7/98                                            7,645
                                                                 ----------
                                                                     22,346
                                                                 ----------

            KENTUCKY - 2.4%
     5,701  Carroll County Solid Waste Disposal
            Revenue VRDN (AMT), North American
            Stainless Project (Banco Bilbao Vizcaya
            LOC), 4.50%, 10/7/98                                      5,701

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            KENTUCKY - 2.4% (CONT'D.)
  $  3,030  Clark County Industrial Building IDR
            VRDN, Series 1996 (AMT), Bluegrass Art
            Cast Project (Bank One LOC),
            4.15%, 10/7/98                                       $    3,030
            Daviess County Waste Disposal Facility
            IDR VRDN (AMT), Scott Paper Co. Project
            (Kimberly-Clark Corp. Gtd.)
     6,500     Series 1993 B, 4.25%, 10/1/98                          6,500
    12,500     Series 1994 A, 4.25%, 10/1/98                         12,500
            Louisville and Jefferson Counties VRDN
            (AMT), Regional Airport Authority System
            (National City Bank of Louisville LOC)
     7,000     Series 1997 A-1, 4.15%, 10/7/98                        7,000
    10,000     Series 1997 A-1, 4.15%, 10/7/98                       10,000
     2,500  Mayfield City Lease Revenue VRDN,
            Series 1996, Kentucky League of Cities
            Pooled Project (PNC Bank LOC),
            3.70%, 10/7/98                                            2,500
                                                                 ----------
                                                                     47,231
                                                                 ----------
            LOUISIANA - 0.4%
            Ascension Parish County VRDN, (AMT),
            BASF Corp. Project (BASF Corp. Gtd.)
     2,700     Series 1995, 4.35%, 10/1/98                            2,700
     2,000     Series 1997, 4.35%, 10/1/98                            2,000
     4,000  South Louisiana Port Commission, Series
            1997 (AMT), Holnam, Inc. Project (ABN-
            AMRO Holding LOC), 3.60%, 10/7/98                         4,000
                                                                 ----------
                                                                      8,700
                                                                 ----------

            MAINE - 0.8%
     2,000  Fort Fairfield County Revenue Bond (AMT),
            Atlantic Custom Processors (PNC Bank
            LOC), 4.20%, 10/7/98                                      2,000
     5,000  Maine Public Utility Finance Bank
            Revenue VRDN, Series 1996 (AMT), Maine
            Public Service Co. Project (Bank of New
            York LOC), 3.80%, 10/7/98                                 5,000
     8,900  Maine State Housing Authority (AMT),
            Multifamily Development, Park Village
            Apartment Project (GE Capital Corp.
            LOC), 4.13%, 10/7/98                                      8,900
                                                                 ----------
                                                                     15,900
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MARYLAND - 0.5%
  $  1,100  Baltimore City Economic Development
            VRDN, Series 1985, Mt. Washington
            Pediatric Hospital, Inc. (Mellon Bank LOC),
            3.95%, 10/7/98                                       $    1,100
     3,360  Cecil County Economic Development
            VRDN (AMT), Steel Techs Inc. Facility
            (PNC Bank LOC), 4.20%, 10/7/98                            3,360
        10  Maryland State Community Development
            Administration, Series PT-12, Merrill
            P-Floats (Commerzbank A.G. LOC),
            3.97%, 10/1/98                                               10
     2,890  Maryland State Economic Development
            Corp. VRDN (AMT), Unsite Design, Inc.
            (Mellon Bank N.A. LOC), 4.00%, 10/7/98                    2,890
     3,000  Maryland State IDA, Townsend Culinary,
            Inc. Project (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            3,000
                                                                 ----------
                                                                     10,360
                                                                 ----------

            MASSACHUSETTS - 2.3%
     9,000  Gloucester City BAN, 4.00%, 8/5/99                        9,025
    22,920  Massachusetts Bay Transportation Authority,
            Series C, Muni Floating Rate Trust
            Certificates, 4.14%, 10/7/98                             22,920
     8,800  Massachusetts State G.O. Floating Rate
            Trust Certificate, Series 1998-41,
            4.17%, 10/7/98                                            8,800
     2,160  Massachusetts State HFA VRDN, Series
            1996-5A (AMT), Clipper Trust Certificate
            (AMBAC Insured), 4.17%, 10/7/98                           2,160
     2,200  Massachusetts State HFA VRDN, Series
            PA-132 (AMT), Harbor Point Project
            (AMBAC Insured), 4.15%, 10/7/98                           2,200
                                                                 ----------
                                                                     45,105
                                                                 ----------

            MICHIGAN - 3.9%
    20,000  Detroit City School District, Series 1998,
            State School Aide Notes, 4.50%, 7/1/99                   20,123
    13,035  Michigan State HDA, Series D (AMT),
            BTP-197, 4.31%, 10/7/98                                  13,035
    20,700  Michigan State Trunk Line Bonds, Series
            1998 A, Floating Rate Trust Certificates,
            4.17%, 10/7/98                                           20,700

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MICHIGAN - 3.9% (CONT'D.)
    $3,000  Michigan Strategic Fund Ltd. (AMT),
            Dirksen Screw Co. Project (National Bank
            of Detroit LOC), 4.15%, 10/7/98                       $   3,000
     5,170  Michigan Strategic Fund Ltd. VRDN, Series
            1998 (AMT), GT USA LLC Project
            (Comerica Bank LOC), 4.15%, 10/7/98                       5,170
     5,840  Michigan Strategic Fund Ltd. VRDN, Series
            1992 (AMT), Dow Chemical Co. Project
            (Dow Chemical Gtd.), 4.30%, 10/1/98                       5,840
     2,160  Michigan Strategic Fund Ltd. VRDN (AMT),
            Kruger Commodities, Inc. Project (Harris
            Trust & Savings Bank LOC), 4.05%, 10/7/98                 2,160
     6,500  Oakland County Economic Development
            Corp., Series 1998 (AMT), Richard and Tool
            Die Corp. (Comercia Bank LOC),
            4.20%, 10/7/98                                            6,500
                                                                 ----------
                                                                     76,528
                                                                 ----------

            MINNESOTA - 1.0%
     9,005  Eden Prairie Multifamily Housing, Park at
            City West Project (Barclays Bank LOC),
            4.10%, 10/7/98                                            9,005
     8,100  Minnesota State Housing Finance Agency
            SFM, Series 1998 F (AMT), 3.70%, 8/9/99                   8,100
     3,060  Stearns County Housing & Redevelopment
            Authority VRDN (AMT), Cold Spring
            Granite Co. Project (First Bank LOC),
            4.25%, 10/7/98                                            3,060
                                                                 ----------
                                                                     20,165
                                                                 ----------
            MISSISSIPPI - 1.0%
     9,325  Mississippi State G.O. Refunding
            Bonds, Series BTP-207, 3.80%, 10/7/98                     9,325
     6,695  Mississippi State Home Corp., Series G-CL5
            (AMT), PT-218 A, P-Floats, 3.80%, 2/11/99                 6,695
     3,310  Mississippi State Home Single Family
            Revenue Bonds, Series G-CL5 (AMT),
            PT-146, P-Floats, 4.15%, 10/7/98                          3,310
                                                                 ----------
                                                                     19,330
                                                                 ----------

            MISSOURI - 1.5%
     8,500  Missouri Higher Education Loan Authority
            Series 1990 B (National Westminister LOC),
            3.65%, 10/7/98                                            8,500

 See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MISSOURI - 1.5% (CONT'D.)
  $  1,000  Missouri Higher Education Loan Authority
            VRDN, Series 1991 B (AMT) (MBIA Insured),
            3.85%, 10/7/98                                         $  1,000
     5,780  Missouri Housing Development VRDN,
            Series 1994 A (AMT), Merrill P-Floats
            PA-116 (Colld. by U.S. Government
            Securities), 4.15%, 10/7/98                               5,780
     6,500  St. Louis General Fund Bond, TRAN,
            4.50%, 6/30/99                                            6,540
     8,000  St. Louis City IDA VRDN, Series 1995
            (AMT), Whispering Lakes Apartment
            Project (Mercantile Bank of St. Louis LOC),
            4.40%, 10/7/98                                            8,000
                                                                 ----------
                                                                     29,820
                                                                 ----------

            MONTANA - 0.4%
            Montana Board of Housing SFM VRDN,
            Merrill P-Floats
     3,710     Series 1996-A-2, PT-87, 4.15%, 10/7/98                 3,710
     3,920     Series 1997, PA-158, 4.15%, 10/7/98                    3,920
                                                                 ----------
                                                                      7,630
                                                                 ----------

            NEBRASKA - 0.6%
     4,350  Nebraska Investment Finance Authority,
            Series B (FGIC Insured), SFM Revenue TOB,
            3.60%, 1/15/99                                            4,350
     1,900  Nebraska Investment Finance Authority,
            Series A3 (AMT), SFM Revenue,
            3.90%, 10/7/98                                            1,900
     5,700  Omaha Public Power District, Series A,
            Electric Revenue Bond, Series A,
            4.05%, 2/1/99                                             5,709
                                                                 ----------
                                                                     11,959
                                                                 ----------

            NEVADA - 1.5%
     4,000  Clark County G.O. Bond, Las Vegas
            Convention Authority, SocGen Trust
            SGB18, 4.17%, 10/7/98                                     4,000
     6,830  Clark County School District G.O.,
            4.17%, 10/7/98                                            6,830
    18,065  Nevada State G.O. VRDN, Series 1997
            SGB31 (FGIC Insured), 4.17%, 10/7/98                     18,065
                                                                 ----------
                                                                     28,895
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NEW HAMPSHIRE - 0.6%
   $11,900  New Hampshire State Business Finance
            Authority, Series A (AMT), United
            Illuminating Co. (Barclays Bank of New
            York LOC), 3.65%, 10/7/98                            $   11,900
                                                                 ----------

            NEW JERSEY - 0.7%
    13,515  New Jersey Transportation Trust Fund
            Authority, Series 1996 B PT-161,
            3.70%, 2/26/99                                           13,515
                                                                 ----------

            NEW MEXICO - 0.3%
     5,140  New Mexico Mortgage Finance Authority
            SFM, Series B2 PT-196 (AMT),
            3.75%, 5/13/99                                            5,140
                                                                 ----------

            NEW YORK - 2.8%
       589  Marine Midland Premium Loan Trust
            Variable Rate COP, Series 1991 A, (Hong
            Kong and Shanghai Banking Corp. LOC),
            4.05%, 10/7/98                                              589
     3,200  New York City Muni Water Finance
            Authority, Series 94E, Water and Sewer
            System Revenue Bonds (MBIA Insured),
            4.12%, 10/7/98                                            3,200
    10,885  New York City Transitional Finance
            Authority, Series A, Muni Floating Rate
            Certificates, 4.17%, 10/7/98                             10,885
    12,500  New York State Dorm Authority, Series
            1994 B, State University Education Facility,
            Floating Rate Certificates (Colld. by U.S.
            Government Securities), 4.17%, 10/7/98                   12,500
     2,100  New York State Dorm Authority, Series A,
            Rockefeller University Citicorp Eagle Trust
            9703202 (Colld. by U.S. Government
            Securities), 4.07%, 10/7/98                               2,100
    20,715  New York State Dorm Authority, Series A,
            State University (Colld. by U.S. Government
            Securities), 4.17%, 10/7/98                              20,715
     2,800  New York State Environmental Facilities
            Corp. PCR VRDN, Series No. 94302, Eagle
            Trust-Weekly (FSA Insured), 4.07%, 10/7/98                2,800
     2,145  Pooled VRDN, P-Floats, Series PPT2
            (Backed by Alaska HFA & South Dakota
            HDA), 4.07%, 10/1/98                                      2,145
                                                                 ----------
                                                                     54,934
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NORTH CAROLINA - 2.3%
  $  2,400  Brunswick County PCR IDR VRDN, Series
            1996 (AMT), Armada Project (NationsBank
            LOC), 4.10%, 10/7/98                                 $    2,400
     5,800  Capital Regional Airport Commission
            Passenger Facility Charge Revenue VRDN
            (AMT) (First Union National Bank of
            Charlotte LOC), 4.10%, 10/7/98                            5,800
     7,300  Catawba County PCR IDR, Series 1996
            (AMT), Hooker Furniture Corp. Project
            (NationsBank LOC), 4.10%, 10/7/98                         7,300
     3,000  Columbus County Industrial Facility and
            PCR Authority, Series 1998 (AMT),
            Conflandey, Inc. Project (Banque Nationale
            Paris LOC), 4.15%, 10/7/98                                3,000
     2,500  Mecklenburg County PCR IDR VRDN,
            Series 1996 (AMT), SteriGenics International
            Project (Comerica Bank LOC),
            3.75%, 10/7/98                                            2,500
    20,000  North Carolina State G.O., Series
            A, P-Floats PA-260, 4.14%, 10/7/98                       20,000
     3,800  North Carolina State Ports Authority
            VRDN, Series 1996 (AMT), Morehead City
            Terminals, Inc. (NationsBank LOC),
            4.10%, 10/7/98                                            3,800
                                                                 ----------
                                                                     44,800
                                                                 ----------

            NORTH DAKOTA - 0.2%
     3,770  North Dakota HFA SFM, Series 1998 A
            (AMT) (FHA/Private Mortgages Insured),
            3.65%, 1/1/99                                             3,770
                                                                 ----------

            OHIO - 4.0%
    14,640  Cleveland City Waterworks, Banc One
            Muni Trust Certificates (FSA Insured),
            4.17%, 10/7/98                                           14,640
     6,590  Dublin Inn Tax Exempt Mortgage Bond
            Trust, Series 1987 Six Month Demand Adj.
            Rate Certificate (Huntington National Bank
            LOC), 4.57%, 3/1/99                                       6,590
    24,800  Greystone County Certificate Trust, Series
            1998-1 Variable Rate Senior Certificate
            (Credit Suisse First Boston LOC),
            4.15%, 10/7/98                                           24,800

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            OHIO - 4.0% (CONT'D.)
    $9,000  Ohio State Air Quality Development
            Authority VRDN, Series A, Ohio Edison
            Project (Toronto Dominion Bank LOC),
            3.65%, 2/1/99                                        $    9,000
     4,755  Ohio State HFA VRDN, Series 1989 A
            (AMT), 3.80%, 10/7/98                                     4,755
     5,875  Ohio State Infrastructure Improvement
            VRDN, Series 1994, BTP-170,
            3.75%, 10/22/98                                           5,875
     8,910  Ohio State Public Facility Commission,
            Series II A, Higher Education Facilities
            BTP-237 (AMBAC Insured),
            4.05%, 10/7/98                                            8,910
     1,900  Ohio State Water Development Authority
            PCR VRDN, Philip Morris Co. Project
            (Philip Morris Cos., Inc. Gtd.),
            4.15%, 10/7/98                                            1,900
     2,500  Union County IDR VRDN (AMT), Union
            Aggregates Co. Project (PNC Bank LOC),
            4.20%, 10/7/98                                            2,500
                                                                 ----------
                                                                     78,970
                                                                 ----------

            OKLAHOMA - 1.2%
     6,400  Oklahoma Water Resources Board, Series
            1994 A, State Loan Program (Swiss Bank
            Corp. LOC), 3.75%, 3/18/99                                6,400
            Tulsa City Airport Improvement VRDN
            (AMT) (MBIA Insured)
     7,245     Series B-1, 4.12%, 10/7/98                             7,245
     9,390     Series B-2, 4.12%, 10/7/98                             9,390
                                                                 ----------
                                                                     23,035
                                                                 ----------

            OREGON - 1.2%
     1,100  Metropolitan Service District Riedel Oregon
            Compost Waste Disposal VRDN (AMT) (US
            Bank NA LOC), 3.90%, 10/7/98                              1,100
     4,820  Multnomah County School District G.O.
            Bond, Series 1996 BTP-208,
            3.90%, 12/1/98                                            4,820
     3,900  Oregon State Economic Development
            Revenue, Series 176 (AMT), Cascade Steel
            Rolling Mills Project (Commerzbank A.G.
            LOC), 3.80%, 10/7/98                                      3,900

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            OREGON - 1.2% (CONT'D.)
  $  6,600  Oregon State Economic Development
            Revenue, Series 181 (AMT), Oregon Metal
            Slitters, Inc. (Key Bank N.A. LOC),
            3.65%, 10/7/98                                       $    6,600
     1,590  Portland City Multifamily Revenue VRDN,
            Series 1996 (AMT), Union Station Project -
            Phase B (US Bank NA LOC),
            4.14%, 10/7/98                                            1,590
     5,000  Portland City Sewer System Revenue,
            Series PA-169, P-Floats (FGIC Insured),
            3.90%, 10/7/98                                            5,000
                                                                 ----------
                                                                     23,010
                                                                 ----------

            PENNSYLVANIA - 4.2%
     4,000  Allegheny County Environmental
            Improvement IDA, Series 1987, USX
            Corp. Project, 3.65%, 10/1/98                             4,000
     3,700  Chester County IDA, Series 1997 A (AMT),
            KAC III Realty Corp. Project (PNC Bank
            LOC), 4.20%, 10/7/98                                      3,700
    22,500  Delaware Valley Regional Finance Authority
            VRDN, Series 1997 A, Merril Lynch P-Floats
            (Midland Bank PLC LOC),
            3.70%, 12/17/98                                          22,500
     3,600  Pennsylvania Economic Development
            Finance Authority IDR VRDN, Series
            1996 A1-8 (AMT) (PNC Bank LOC),
            4.20%, 10/7/98                                            3,600
     6,700  Pennsylvania Higher Education Facilities
            Authority Revenue Bond VRDN, Series I
            (Allied Irish Bank PLC LOC),
            4.50%, 11/1/98                                            6,703
     9,900  Pennsylvania Intergovernmental Authority,
            BTP-289, City of Philadelphia Funding
            Program, 4.10%, 10/7/98                                   9,900
     6,145  Philadelphia City IDA, Series 1998 A (AMT),
            BTP-317, 4.16%, 10/7/98                                   6,145
    14,000  Philadelphia City TRAN, Series A,
            4.25%, 6/30/99                                           14,062
    10,000  Philadelphia School District, Series
            1998/99 B, TRAN (PNC Bank LOC),
            4.25%, 6/30/99                                           10,045
     2,125  Washington County IDA VRDN (AMT),
            Accutrex Products, Inc. (Mellon Bank LOC),
            4.30%, 10/7/98                                            2,125
                                                                 ----------
                                                                     82,780
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            SOUTH CAROLINA - 1.0%
    $5,400  Cherokee County IDR VRDN, Series 1989
            (AMT), Oshkosh Truck Corp. Project
            (NationsBank LOC), 3.95%, 10/7/98                    $    5,400
            Lexington County IDR VRDN, Allied-Signal
            Project (Allied-Signal Corp. Gtd.)
       200     Series 1992, 3.80%, 10/7/98                              200
       900     Series 1992 A, 3.80%, 10/7/98                            900
     5,000  Piedmont County Muni Power Agency,
            4.25%, 10/1/98                                            5,000
     4,241  South Carolina Jobs Economic
            Development Authority (AMT), Greenville
            YMCA Project (NationsBank LOC),
            4.05%, 10/7/98                                            4,241
     4,000  South Carolina Jobs Economic Development
            Authority, Series 1998 (AMT), Virtual Image
            Technology LLC (NationsBank LOC),
            4.15%, 10/7/98                                            4,000
                                                                 ----------
                                                                     19,741
                                                                 ----------

            SOUTH DAKOTA - 0.7%
     8,410  South Dakota Economic Development
            Finance Authority VRDN, Series 1996 (AMT),
            Hastings Filters, Inc. Project (Harris Trust &
            Savings Bank LOC), 4.00%, 10/7/98                         8,410
            South Dakota Housing Development
            Authority Homeowner Mortgage VRDN
            (AMT), Merrill P-Floats
     1,140     Series PA-119, 4.15%, 10/7/98                          1,140
     4,275     Series PT-73-A, 4.14%, 10/7/98                         4,275
                                                                 ----------
                                                                     13,825
                                                                 ----------

            TENNESSEE - 2.8%
     1,400  Clarksville Public Building Authority,
            Tennessee Muni Bond Fund (NationsBank
            LOC), Series 1995, 4.00%, 10/7/98                         1,400
     1,400  Dickson County IDR VRDN, Series 1996
            (AMT), Tennessee Bun Co. LLC Project
            (PNC Bank LOC), 4.20%, 10/7/98                            1,400
     6,000  Jackson City Waste Facility IDR VRDN,
            Series 1995 (AMT), Florida Steel Corp.
            Project (NationsBank LOC),
            4.10%, 10/7/98                                            6,000
     5,000  Memphis City G.O. VRDN, Series 1996
            Soc Gen SGB-23, 4.17%, 10/7/98                            5,000

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TENNESSEE - 2.8% (CONT'D.)
  $  3,000  Memphis City Health Education and
            Housing Facility VRDN, Multifamily
            Housing Wesely Housing Projects
            (Barclays Bank LOC), 4.10%, 10/7/98                  $    3,000
     1,500  Morristown City IDR VRDN, Series 1997,
            BOS Automotive Products, Inc. (Bayerische
            Vereinsbank LOC), 4.15%, 10/7/98                          1,500
     8,175  Nashville and Davidson Counties Electric
            Revenue, Citicorp Eagle Trust,
            4.07%, 10/7/98                                            8,175
     5,000  Nashville and Davidson Counties
            Housing VRDN (AMT), Old Hickory Towers
            Project (FHLB LOC), 3.75%, 10/7/98                        5,000
     1,200  Nashville and Davidson Counties Health
            and Education Facilities Board VRDN,
            Series 1996-A, Adventist Health Systems
            Sunbelt (SunTrust Bank LOC),
            4.05%, 10/7/98                                            1,200
     8,400  Shelby County G.O. Bond, Series 1996 B,
            Soc Gen Trust SGB-21 (FSA Insured),
            4.17%, 10/7/98                                            8,400
     4,890  Shelby County G.O., Series B BTP-216,
            3.70%, 10/22/98                                           4,890
     1,000  Shelby County Health and Education
            Authority (AMT), Arbor Lake Project
            (PNC Bank LOC), 4.20%, 10/7/98                            1,000
     8,550  Tennessee State G.O. TOB,
            Series 1997 BTP-242, 4.15%, 10/7/98                       8,550
                                                                 ----------
                                                                     55,515
                                                                 ----------

            TEXAS - 14.9%
    23,535  Arlington City Independent School District,
            Series 17, Reset Option Certificates
            (PSF Gtd.), 4.17%, 10/7/98                               23,535
     2,525  Austin City Independent School District
            Building VRDN, Series 1996 SG-68 (PSF of
            Texas Gtd.), 4.12%, 10/7/98                               2,525
     9,800  Bastrop Independent School District, Series
            1997, Soc Gen Muni Security Trust SGB-37
            (PSF Gtd.), 4.17%, 10/7/98                                9,800
     5,000  Calhoun County Navigation IDR VRDN
            (AMT), Formosa Plastics Corp. U.S.A.
            (Bank of America LOC), 3.60%, 10/7/98                     5,000
     3,100  Capital IDA, Gore & Associates, Inc.
            Project (Morgan Guaranty Trust LOC),
            3.50%, 11/17/98                                           3,100

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TEXAS - 14.9% (CONT'D.)
  $  6,500  Denton County Independent School
            District G.O., Series B (PSF of Texas Gtd.),
            3.90%, 8/15/99                                        $   6,500
     3,500  El Paso City Housing Finance Corp.
            VRDN, Series 1993 (AMT), Viva Apartments
            Project (General Electric Corp. LOC),
            3.85%, 10/7/98                                            3,500
     7,850  Galveston City Housing Finance Corp.
            SFM (AMT), P Floats-PT-205 (Colld. by U.S.
            Government Securities), 4.15%, 10/7/98                    7,850
            Greater Texas Student Loan Corp. (AMT)
            (GTD Student Loans Insured) (SLMA LOC)
     6,250     Series A, 3.70%, 2/1/99                                6,250
    15,000     Series A, 3.60%, 3/1/99                               15,000
     1,800  Gulf Coast Waste Disposal Authority
            VRDN, Series 1994 (AMT), Amoco Oil Co.
            Project (Amoco Oil Company Gtd.),
            4.25%, 10/1/98                                            1,800
    12,000  Harris County Floating Rate Receipts,
            Series 1996, Criminal Justice Certificates
            SG-96, 3.70%, 10/7/98                                    12,000
    12,000  Harris County Toll Road, Unlimited
            Tax Sub Lien, 3.85%, 10/7/98                             12,000
     4,500  Harris County Toll Road Unlimited
            Tax Sub Lien CR138, 4.07%, 10/7/98                        4,500
     3,800  Harris County Toll Road Unlimited Tax
            VRDN, Series 1994 A, Citicorp Eagle Trust
            No. 954302, 4.12%, 10/7/98                                3,800
     3,425  Houston Independent School District,
            Public Property Finance Contractual
            Obligation, 4.50%, 7/15/99                                3,447
     3,300  Hurst, Euless and Bedford Independent
            School Districts Floating Rate Receipts,
            Series SG-98 (PSF Gtd.), 4.12%, 10/7/98                   3,300
     7,245  Pearland City Independent School District
            G.O., Series 1997 SG-106 (PSF Gtd.),
            4.12%, 10/7/98                                            7,245
    17,600  Port of Corpus Christi Solid Waste Disposal
            (AMT), Koch Refining Co. Project,
            3.70%, 10/7/98                                           17,600
            Port Development of Corpus Christi
            Solid Waste Disposal VRDN (AMT),
            Koch Refining Co. Project
     9,750     Series 1996, 3.70%, 10/7/98                            9,750
    23,100     Series 1997, 3.70%, 10/7/98                           23,100


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TEXAS - 14.9% (CONT'D.)
   $33,880  Pooled Puttable Float Option (AMT),
            PPT-7D (Backed by Various Housing
            Agencies), 3.90%, 3/1/99                             $   33,880
     2,600  Port of Houston Authority (AMT),
            Unlimited Tax G.O. (FGIC Insured),
            5.50%, 10/1/98                                            2,600
     5,700  Port of Port Arthur Navigation District,
            Series 1998 (AMT), Fina Oil & Chemical
            Co. Project, 4.35%, 10/1/98                               5,700
     3,785  Port of Port Arthur Navigation District,
            Series 1998 (AMT), Star Enterprise Project
            (Bank of Montreal LOC), 3.75%, 10/7/98                    3,785
     9,000  Richardson City Independent School
            District TRAN, 4.00%, 8/27/99                             9,033
    10,000  San Antonio City Electric and Gas System
            Revenue, Merrill Lynch Trust Receipts
            SG-105, 4.12%, 10/7/98                                   10,000
     9,880  San Antonio City Electric and Gas
            Revenue VRDN, Series 1997 SG-107,
            4.12%, 10/7/98                                            9,880
    11,210  Sherman Independent School District
            G.O., Series 1985 A, SG-80 (PSF Gtd.),
            4.12%, 10/7/98                                           11,210
     6,500  Texas Department of Housing and
            Community Affairs SFM, Series PA-128
            (AMT), 4.15%, 10/7/98                                     6,500
     5,700  Texas State TRAN, 4.25%, 10/1/98                          5,700
    10,000  Texas Water Development Board, Series A,
            State Revolving Sr. Lien, 4.17%, 10/7/98                 10,000
     1,500  Trinity River IDA, ADP, Inc. Project (ADP,
            Inc. Gtd.), 4.35%, 10/1/98                                1,500
                                                                 ----------
                                                                    291,390
                                                                 ----------

            VIRGINIA - 2.5%
     4,000  Botetourt County IDR VRDN (AMT),
            Valley Forge Company Project (Harris
            Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            4,000
     2,000  Charles County Solid Waste Disposal
            Facility IDR (AMT), Chambers
            Development, Inc. Project (Morgan
            Guaranty LOC), 3.70%, 10/7/98                             2,000
     9,400  Grant County Waste Disposal Revenue,
            Series 1996 (AMT), Virginia Electric Power
            Co. Project, 3.65%, 12/17/98                              9,400

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            VIRGINIA - 2.5% (CONT'D.)
  $  4,200  Halifax County IDA VRDN, Series 1998
            (AMT), D-Scan, Inc. Project (NationsBank
            LOC), 4.10%, 10/7/98                                 $    4,200
     2,500  Louisa Town IDA, Virginia Electric Power
            Co. Project, 3.50%, 11/30/98                              2,500
    12,300  Norfolk City G.O. VRDN, Citicorp Eagle
            Trust No. 944601, 4.12%, 10/7/98                         12,300
     4,615  Virginia State G.O. VRDN, Series 1994,
            Citicorp Eagle Trust No. 954601,
            4.12%, 10/7/98                                            4,615
     9,385  Virginia State HDA Series C (AMT),
            Sub-Series C-1 BTP-196, 4.31%, 10/7/98                    9,385
                                                                 ----------
                                                                     48,400
                                                                 ----------

            WASHINGTON - 4.7%
     2,850  Algona Economic Development Corp.
            (AMT), Peter Pan Seafoods Project (Seattle
            First National Bank LOC),
            3.75%, 10/7/98                                            2,850
     5,700  Grandview City Public Corp. IDR, Series
            1989 (AMT), Shonan USA Project (Bank
            of America LOC), 4.05%, 10/7/98                           5,700
     1,800  Kent City Economic Development Corp.
            IDR VRDN, Associated Grocers Project
            (Seattle First National Bank LOC),
            4.67%, 10/7/98                                            1,800
     5,340  Seattle City Municipal Light and Power
            Revenue, Series A, BTP-272,
            3.70%, 10/23/98                                           5,340
            Spokane County School District #081, G.O.
     7,990     BTP-283, 3.65%, 3/18/99                                7,990
     6,040     BTP-284, 4.11%, 10/7/98                                6,040
     4,455     BTP-286, 3.65%, 3/18/99                                4,455
     3,500  Washington Public Power Supply Revenue,
            Series 2, Project 2, 6.20%, 7/1/99                        3,571
    21,200  Washington Public Power Supply System,
            Series 1994, Citicorp Eagle Trust,
            4.17%, 10/7/98                                           21,200
    17,519  Washington Public Power Supply System
            Revenue, Series 1990 B, Nuclear Project
            No. 2, Prerefunded BTP-85 (Colld. by U.S.
            Government Securities), 3.80%, 10/15/98                  17,519
     5,035  Washington Public Power Supply System
            Revenue, Series 1994 A, Nuclear Project
            No. 2, BTP-61, 4.20%, 10/7/98                             5,035

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            WASHINGTON - 4.7% (CONT'D.)
   $ 9,575  Washington State G.O. Bonds,
            BTP-Partnership BTP-125, 4.11%, 10/7/98              $    9,575
       535  Washington State Housing Finance
            Commission VRDN, Series 5A-S (AMT),
            Single Family Program, 3.90%, 12/15/98                      535
                                                                 ----------
                                                                     91,610
                                                                 ----------

            WEST VIRGINIA - 0.4%
     1,300  Brooke County IDR, Series 1997 (AMT),
            Star-Kist Foods, Inc. Project (H.J. Heinz Co.
            Gtd.), 4.20%, 10/7/98                                     1,300
            Marion County Waste Disposal IDR VRDN
            (AMT), Granttown Project (National
            Westminster Bank LOC)
     2,900     Series 1990 B, 3.65%, 10/7/98                          2,900
     2,500     Series 1990 C, 3.65%, 10/7/98                          2,500
     2,000  Ritchie County IDR VRDN (AMT),
            Simonton Building Products, Inc. Project
            (PNC Bank LOC), 4.20%, 10/7/98                            2,000
                                                                 ----------
                                                                      8,700
                                                                 ----------

            WISCONSIN - 3.2%
     3,125  Milwaukee City Redevelopment VRDN,
            Series 1996 (AMT), Starline Manufacturing,
            Inc. (Harris Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            3,125
     4,290  Pewaukee City IDR VRDN, Series 1992
            (AMT), HUSCO International, Inc. Project
            (Bank One Wisconsin LOC),
            3.80%, 10/7/98                                            4,290
    10,500  Racine City Unified School District TRAN,
            4.00%, 7/7/99                                            10,533
     1,830  Wisconsin Health and Education Revenue
            Bond, Series 1994 A, Sinai Samaritan
            Medical Center Project (M&I Bank LOC),
            4.05%, 10/7/98                                            1,830
     1,445  Wisconsin Health and Education Revenue
            Bond, Series 1997,  Froedtert Memorial
            Lutheran Hospital Trust (M&I Bank LOC),
            4.05%, 10/7/98                                            1,445
     5,000  Wisconsin Housing and Economic
            Development Authority Revenue Floating
            Rate Trust Receipts, Series 1997 FR/RI-18
            (AMT), 3.95%, 10/7/98                                     5,000

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            WISCONSIN - 3.2% (CONT'D.)
  $  6,075  Wisconsin Housing and Economic
            Development Authority Revenue,
            Series B (AMT), Home Ownership
            Revenue Program, 3.55%, 3/1/99                       $    6,075
    11,730  Wisconsin Housing and Economic
            Development Authority Revenue TOB
            Home Ownership Revenue Program,
            3.55%, 3/1/99                                            11,730
     8,210  Wisconsin State G.O. Bond, Series
            1996 A BTP-209, 3.90%, 10/22/98                           8,210
    10,370  Wisconsin State Reset Option Certificates
            Series 16, 4.17%, 10/7/98                                10,370
                                                                 ----------
                                                                     62,608
                                                                 ----------

            WYOMING - 0.5%
    10,710  Wyoming Community Development
            Authority SFM, Series H (AMT),
            BTP-198, 4.31%, 10/7/98                                  10,710
                                                                 ----------

            Total Municipal Investments
            (cost $1,952,935)                                     1,952,935
                                                                 ----------

NUMBER
OF SHARES
(000S)
---------

            OTHER - 0.6%

       586  AIM Tax Free Money Market Fund                              586
       300  Dreyfus Tax Exempt Cash
            Management Fund                                             300
       995  Federated Tax Free Trust Money Market
            Fund No. 15                                                 995
       500  Federated Tax Free Trust
            Money Market Fund No. 73                                    500
     8,585  Provident Municipal Cash Fund (AMT)                       8,585
       339  Provident Municipal Fund                                    339
                                                                 ----------

            Total Other
            (cost $11,305)                                           11,305
                                                                 ----------

            Total Investments - 100.1%
            (cost $1,964,240)                                     1,964,240

            Liabilities less Other Assets - (0.1)%                  (2,084)
                                                                 ----------

            NET ASSETS - 100.0%                                  $1,962,156
                                                                 ==========

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 102.8%
            CALIFORNIA - 97.8%
   $12,000  California Health Facility Authority Kaiser
            Permanente IDR FRN, Morgan Stanley
            Muni Trust, Series 1998-26 (FSA Insured),
            4.07%, 10/7/98                                       $   12,000
     7,000  California HFA Home Mortgage Housing
            Revenue Variable Rate Certificates,
            Series 1998 R (AMT) (MBIA Insured),
            3.50%, 8/20/99                                            7,000
     1,765  California HFA Home Mortgage Revenue
            Bonds, Series C (AMT), 3.55%, 2/1/99                      1,765
     4,975  California HFA Home Mortgage Revenue
            Bonds, Series E (AMT), 3.55%, 3/12/99                     4,975
     1,275  California HFA Home Mortgage Revenue
            FRN, Merrill P-Floats PT-14, Series 1993-B,
            3.90%, 10/7/98                                            1,275
     1,680  California HFA Housing Revenue FRN,
            Merrill P-Floats PT-40D, 3.95%, 10/7/98                   1,680
       600  California HFA Housing Revenue FRN,
            Merrill P-Floats, Series PT-56 (AMT),
            3.95%, 10/7/98                                              600
     2,900  California HFA Multi-Unit Housing
            Revenue FRN, Series 92A CR-231
            (MBIA Insured), 3.45%, 11/1/98                            2,900
     1,900  California Pollution Control Finance
            Authority, Series 1997 A (AMT), ARCO
            Project (Atlantic Richfield Co. Gtd.),
            3.85%, 10/7/98                                            1,900
     7,000  California Pollution Control Finance
            Authority, Series 1997 B (AMT), Air
            Products Manufacturing Co.,
            (Air Products & Chemicals Corp. Gtd.),
            3.85%, 10/7/98                                            7,000
       300  California Pollution Control Finance
            Authority, Series 1997 C (AMT), Pacific Gas
            & Electric Co., (KBC Bank N.V. LOC),
            4.10%, 10/1/98                                              300
     3,600  California Pollution Control Finance
            Authority, Series A, Pacific Gas & Electric
            Co. (UBS AG LOC), 3.15%, 10/7/98                          3,600
     2,855  California State Department of Water
            Resources and Sewer VRDN, ML/SG Muni
            Trust, Series SG-5, Central Valley Project,
            3.90%, 10/7/98                                            2,855

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
  $  2,000  California State Economic Development
            Finance Authority IDR Bond, Series 1998
            (AMT) Lion Raisins Project (Bank of
            America LOC), 4.00%, 10/7/98                         $    2,000
     4,800  California State Economic Development
            Finance Authority IDR FRN, Mercury Air
            Group, Inc. Project (AMT) (BankBoston
            NA LOC), 3.90%, 10/7/98                                   4,800
     1,050  California State Economic Development
            Finance Authority IDR VRDN, Series 1996,
            Volk Enterprises, Inc., (Harris Bank Corp.
            Gtd.), 3.65%, 10/7/98                                     1,050
            California State G.O., Citibank TOB,
            Series CR-152 (FGIC Insured),
     1,500     Series 5027 C, 3.92%, 10/7/98                          1,500
     6,200     Series CR-152, 3.92%, 10/7/98                          6,200
    18,495  California State G.O. Bank of America
            Variable Rate Certificate, Series 1997 H
            (Colld. by U.S. Government Securities),
            4.07%, 10/7/98                                           18,495
     1,200  California State G.O., Weekly Option,
            Series CR-153, 3.75%, 11/1/98                             1,200
     3,450  California State G.O. Weekly Put TOCR
            (MBIA Insured), 3.65%, 10/7/98                            3,450
     4,200  California State Housing Revenue Bond,
            Clipper Trust Certificates,  Series 1996-6A
            (AMT) (Colld. by FNMA Securities),
            4.07%, 10/7/98                                            4,200
     5,000  California State RAN, 3.15%, 6/30/99                      5,031
     3,000  California State Various Purpose G.O.
            Bonds, Merrill Floating Rate Receipts SG-91
            (FGIC Insured), 3.93%, 10/7/98                            3,000
     3,500  California Statewide Community
            Development Authority IDR Bonds,
            Series 1998 A (AMT), A & B Die Casting Co.
            (Bank of America LOC), 4.00%, 10/7/98                     3,500
     8,700  California Statewide Community
            Development Authority Multifamily Bond,
            Series S (AMT), Concord Green Apartments
            (FHLB of San Francisco LOC),
            3.50%, 10/7/98                                            8,700
     7,400  Chula Vista IDR Bond, Series 1996 B
            (AMT), San Diego Gas & Electric Co.,
            4.20%, 10/1/98                                            7,400

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
   $15,985  Contra Costa County Home Mortgage
            Revenue Variable Rates Certificates,
            Series 1997 C  (Colld. by U.S. Government
            Securities), 4.07%, 10/7/98                          $   15,985
     3,000  Fontana Unified School District TRAN
            1998-99, 4.00%, 7/9/99                                    3,007
     1,200  Foothill/Eastern Transportation Corridor
            Agency Toll Road Revenue Bonds, Series
            1995 B (Morgan Guaranty Trust Co. LOC),
            3.60%, 10/7/98                                            1,200
     5,100  Irvine Ranch Consolidated Water Districts
            2, 102, 103, & 206 Water and Sewer FRN,
            Series 1993 B (Morgan Guaranty Trust Co.
            LOC), 3.80%, 10/1/98                                      5,100
     1,700  Kern County Public Facilities Project COP,
            Series A (Union Bank of Switzerland LOC),
            3.00%, 10/7/98                                            1,700
     6,600  Livermore TRAN, Series 1997-98,
            4.50%, 10/29/98                                           6,603
     2,500  Los Angeles City Subordinated Tax
            Allocation IDR FRN, BTP-129 (Colld. by
            U.S. Government Securities),
            3.90%, 10/8/98                                            2,500
     1,700  Los Angeles City Multifamily Housing
            Revenue Refunding Bond, Series 1995 D
            (AMT), Coral Wood Court Project (AMT)
            (Union Bank of California LOC),
            3.60%, 10/7/98                                            1,700
     7,705  Los Angeles City Unlimited G.O. FRN,
            Series A (FGIC Insured) 4.02%, 10/7/98                    7,705
     1,025  Los Angeles Convention and Exhibition
            Center Revenue VRDN, Merrill P-Floats,
            Series 1993 PA-88 (MBIA Insured),
            3.90%, 10/7/98                                            1,025
     4,000  Metropolitan Water District of Southern
            California CP, Series B, 3.20%, 12/10/98                  4,000
     9,280  Orange County Apartment Development
            Housing Revenue FRN, Series 1992 B,
            Aliso Creek Project (Wells Fargo & Co.
            LOC), 4.00%, 10/7/98                                      9,280
     2,800  Orange County Apartment Development
            Housing Revenue FRN, Wood Canyon
            Villas Issue B of 1991 (Bank of America
            LOC), 3.15%, 10/7/98                                      2,800

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
  $  1,020  Riverside County Multifamily Housing
            Revenue FRN, Series A, Ambergate
            Apartments (Union Bank of California
            LOC), 3.85%, 10/7/98                                 $    1,020
     4,475  Riverside County Public Facilities Project
            COP, Series B, (National Westminster PLC
            LOC), 3.00%, 10/7/98                                      4,475
     4,345  Riverside County School Finance Authority
            RAN, Series A, 3.80%, 7/30/99                             4,345
     2,050  San Bernardino County Housing Authority
            Revenue FRN, Series A, Brookside Meadows
            Multifamily (Chase Manhattan Bank N.A.
            LOC), 3.10%, 10/7/98                                      2,050
     3,200  San Diego County Housing Revenue
            Refunding VRDN, Series 1994 A, Country
            Hills Apartments Phase II, (Colld. by FNMA
            Securities), 3.00%, 10/7/98                               3,200
     3,000  San Francisco City and County Airport
            Commission Intentional Airport Revenue
            FRN, Susquehanna Structured Projects
            SSP-4 (AMT) (AMBAC Insured),
            3.80%, 10/7/98                                            3,000
     2,975  San Francisco City and County Variable
            Rate Certificates, Series 1996-AA6
            (FGIC Insured), 4.02%, 10/7/98                            2,975
     4,630  San Marcos City Public Facility Authority
            Revenue Bond, Series BTP-188, Civic
            Center Projects (Colld. by U.S. Government
            Securities), 3.60%, 3/25/99                               4,630
       845  Santa Clara County Housing Authority
            Multifamily VRDN, Series A, Avenida
            Espana Gardens (AMT) (Union Bank of
            California LOC), 4.20%, 10/7/98                             845
     5,000  Regents of the University of California
            Floating Rate Treasury Receipts, Series 13,
            Multiple Purpose Projects (MBIA Insured),
            3.80%, 10/7/98                                            5,000
     4,390  Regents of University of California
            Refunding Revenue Bonds, Series C,
            ML/SG Muni Trust, SG-24
            (AMBAC Insured), 3.90%, 10/7/98                           4,390
    10,000  Ventura County TRAN 1998-99,
            3.60%, 12/9/98                                           10,000
     3,000  Whittier Union High School District
            TRAN, 4.25%, 6/30/99                                      3,014

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
    $2,000  Yucaipa-Calimesa Joint Unified School
            District TRAN 1998-99,
            4.25%, 6/30/99                                       $    2,006
                                                                 ----------
                                                                    231,931
                                                                 ----------

            PUERTO RICO - 5.0%
            Government Development Bank for
            Puerto Rico Tax-Exempt CP
     4,000     3.15%, 10/15/98                                        4,000
     1,200     3.00%, 10/30/98                                        1,200
     4,740  Puerto Rico Commonwealth Highway
            and Transportation Authority
            Transportation Revenue Bond, Series A
            (AMBAC Insured), 3.10%, 10/7/98                           4,740
     2,000  Puerto Rico Industrial Medical &
            Environmental IDR Bond, Series 1983 A,
            Merck & Co., Inc. (Merck & Co., Inc.
            Gtd.), 4.00%, 12/1/98                                     2,001
                                                                 ----------
                                                                     11,941
                                                                 ----------

            Total Municipal Investments
            (cost $243,872)                                         243,872
                                                                 ----------


NUMBER
OF SHARES
(000S)
---------

            OTHER - 0.5%

       484  Federated Tax-Exempt
            Money Market Fund No. 80                                    484
       558  Provident Institutional California
            Money Fund                                                  558
                                                                 ----------

            Total Other
            (cost $1,042)                                             1,042
                                                                 ----------

            Total Investments - 103.3%
            (cost $244,914)                                         244,914

            Liabilities less Other Assets - (3.3)%                  (7,817)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  237,097
                                                                 ==========

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
NOTES TO THE
FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

1.ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of 21 portfolios. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
  The Funds have entered into an Investment Advisory Agreement with The
Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Guaranteed investment contracts are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C ORGANIZATION COSTS - Organization expenses of approximately $342,000 have been deferred and are being amortized on a straight-line basis through 1999.

D INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

E EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.
     Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
     The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

G FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal
  Revenue Code available to regulated investment companies.
     At March 31, 1998, the California Municipal Money Market Fund had a capital loss carryforward, for federal income tax purposes, of approximately $1,000 due to expire March 31, 2006. This capital loss carryforward is available to offset future gains.

3.INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 1998, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                           ANNUAL             ADVISORY
                          ADVISORY           FEES AFTER           EXPENSE
                            FEES              WAIVERS           LIMITATIONS
----------------------------------------------------------------------------
Money Market               0.60%               0.40%               0.55%
U.S. Government
  Money Market             0.60%               0.40%               0.55%
U.S. Government Select
  Money Market             0.60%               0.40%               0.55%
Municipal Money
  Market                   0.60%               0.40%               0.55%
California Municipal
  Money Market             0.60%               0.40%               0.55%
----------------------------------------------------------------------------

   For the periods April 1, 1997 to September 30, 1997 and November 3, 1997 to December 31, 1997, the annual advisory fees, advisory fees after waivers and expense limitations for the U.S. Government Select Money Market and California Municipal Money Market Funds were as follows:

                           ANNUAL             ADVISORY
                          ADVISORY           FEES AFTER           EXPENSE
                            FEES              WAIVERS           LIMITATIONS
----------------------------------------------------------------------------
U.S. Government Select
  Money Market             0.60%               0.25%               0.40%
California Municipal
  Money Market             0.60%               0.30%               0.45%
----------------------------------------------------------------------------

   The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1998, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. The waivers and reimbursements of Northern Trust and Sunstone described above are voluntary and may be terminated by them at any time at their discretion.

4.  BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
  As of September 30, 1998, there were no outstanding borrowings.

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This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


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Northern Funds

P.O. Box 75986
Chicago, IL 60690-6319
1-800-595-9111

                                                                       NF4110998

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